                                                            File Number 2-29624


                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment Number
                                        --------              ----


        Post-Effective Amendment Number    48                  X
                                        --------              ----


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                       Amendment Number    20                  X
                                        --------              ----


                       MINNESOTA MUTUAL VARIABLE FUND D
       --------------------------------------------------------------
                          (Exact Name of Registrant)

                THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
       --------------------------------------------------------------
                              (Name of Depositor)

       400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA      55101-2098
       --------------------------------------------------------------
       (Depositor's Principal Executive Offices)         (Zip Code)


     Depositor's Telephone Number, Including Area Code:  (612) 665-3500


                             Dennis E. Prohofsky
           Senior Vice President, General Counsel and Secretary
               The Minnesota Mutual Life Insurance Company
                           400 Robert Street North

                      ST. PAUL, MINNESOTA  55101-2098
       --------------------------------------------------------------
                 (Name and Address of Agent for Service)


                                Copy to:
                          J. Sumner Jones, Esq.
                          Jones & Blouch L.L.P.
                    1025 Thomas Jefferson Street N.W.
                             Suite 405 West
                         Washington, D.C. 20007



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)
    ___ immediately upon filing pursuant to paragraph (b) of Rule 485

    _X_ on May 1, 1997 pursuant to paragraph (b) of Rule 485

    ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

    ___ on (date), pursuant to paragraph (a)(1) of Rule 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of its variable annuity contracts under the Securities Act of 1933. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on February 26, 1997.

                                    PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                        Minnesota Mutual Variable Fund D

                       Cross Reference Sheet to Prospectus


Form N-4

Item Number    Caption in Prospectus

    1.         Cover Page

    2.         Definitions

    3.         Synopsis

    4.         Condensed Financial Information

    5.         General Descriptions

    6.         Contract Deductions

    7.         Description of the Contracts

    8.         Annuity Period

    9.         Death Benefit

   10.         Crediting Accumulation Units

   11.         Withdrawals and Surrender

   12.         Federal Tax Status

   13.         Legal Proceedings

   14.         Table of Contents of the Statement of Additional Information

VARIABLE FUND D PROSPECTUS
GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACT
OF MINNESOTA MUTUAL'S VARIABLE FUND D

THE VARIABLE ANNUITY CONTRACTS, WHICH ARE MORE FULLY DESCRIBED IN THIS PROSPECTUS, ARE DESIGNED TO PROVIDE BENEFITS UNDER CERTAIN RETIREMENT PROGRAMS OR PLANS WHICH QUALIFY FOR SPECIAL FEDERAL INCOME TAX TREATMENT.


  The owner of a contract or a participant under a group contract may elect to have contract values accumulated on a completely variable basis, on a completely fixed basis (as part of Minnesota Mutual's General Account and in which the safety of principal and interest are guaranteed) or on a combination fixed and variable basis. To the extent that contract values are accumulated on a variable basis, they will be a part of the Variable Fund D. The Variable Fund D invests its assets in shares of Advantus Series Fund, Inc. (the "Series Fund"). The variable accumulation value of the contract and the amount of each variable annuity payment will vary in accordance with the performance of the Portfolio or Portfolios of the Series Fund selected by the contract owner or participant. The contract owner or participant bears the entire investment risk for any amounts allocated to the Portfolios of the Series Fund.


  This Prospectus sets forth information that a prospective investor should know before investing in the Variable Fund D, and it should be read and kept for future reference. A Statement of Additional Information, bearing the same date, which contains further contract and Variable Fund D information, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (612) 665-3500, or by writing the Variable Fund D at its principal office at Minnesota Mutual Life Center, 400 Robert
Street North, St. Paul, Minnesota 55101-2098. A Table of Contents for the Statement of Additional Information appears in this Prospectus on page 28.



This Prospectus is not valid unless attached to a current prospectus of Advantus Series Fund, Inc.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


   [LOGO]
The Minnesota Mutual Life Insurance Company
400 Robert Street North
St. Paul, MN 55101-2098
(612) 665-3500


http://www.minnesotamutual.com



The date of this document and the Statement of Additional Information is: May 1, 1997.



F.16106 Rev. 5-97

------------------------------------------------------------------------
DEFINITIONS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of the values under a contract in the General Account and in the Variable Fund D.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE: the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED  ANNUITY:  an  annuity  providing  for  payments  of  guaranteed   amounts
throughout the payment period.


FUND: the mutual fund or separate investment portfolio within a series mutual fund which has been designated as an eligible investment for the Variable Fund D, namely, Advantus Series Fund, Inc. and its Portfolios.


GENERAL ACCOUNT: all of our assets other than those in the Variable Fund D or in other separate accounts established by us.

PARTICIPANT: a person for whom an interest is maintained under a group annuity contract, prior to the time that annuity payments begin.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

PURCHASE PAYMENTS: amounts paid to us under a contract.

VALUATION DATE: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Variable Fund D.

VARIABLE FUND D: a separate investment account called the Minnesota Mutual Variable Fund D, where the investment experience of its assets is kept separate from our other assets. This separate account has several sub-accounts.

  SYNOPSIS CONTAINS A BRIEF SUMMARY OF SOME OF THE IMPORTANT FEATURES OF THE VARIABLE ANNUITY CONTRACTS DESCRIBED IN THIS PROSPECTUS. THE SUMMARY DOES NOT PROVIDE A FULL DESCRIPTION OF THE CONTRACTS, WHICH IS PROVIDED ONLY IN THE PROSPECTUS. YOU MAY FIND IT HELPFUL TO RE-READ THIS SUMMARY AFTER READING THE PROSPECTUS, WHICH SHOULD BE RETAINED FOR FUTURE REFERENCE. A GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS MAY BE FOUND ON THE PRECEDING PAGE.
  This Prospectus describes variable annuity contracts which are offered for use in connection with certain retirement plans or programs entitled to special federal income tax benefits. These plans or programs include: (a) employer pension or profit-sharing plans qualified under Section 401(a) or 403(a) of the Internal Revenue Code (the "Code"); (b) pension plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended (H.R. 10 or Keogh plans); (c) annuity purchase plans adopted by public school systems and certain tax exempt organizations pursuant to Section 403(b) of the Code; (d) individual retirement annuity plans adopted by individuals pursuant to Section 408 of the Code; and (e) eligible state deferred compensation plans described in Section 457 of the Code.
  Three types of variable annuity contracts are offered by Minnesota Mutual--Individual Accumulation Annuity, Group Accumulation Annuity, and Group Deposit Administration. The minimum purchase payment for the first contract year under a Group Deposit Administration Contract is $3,000. The minimum periodic purchase payment under an Individual Accumulation Annuity Contract and as to each participant under a Group Accumulation Annuity Contract is $10. Currently, Minnesota Mutual is waiving the enforcement of this provision. For a detailed description of each type of contract, see "Description of the Contracts" on pages 14-17.
  For contracts used as individual retirement annuities there is a right of revocation after the contract is established. See "Right of Revocation" on page 15.

  The contracts are combined fixed and variable annuity contracts which provide for monthly annuity payments. These payments may begin immediately or at some future date. Purchase payments received under a contract are allocated either to our General Account or to Variable Fund D. In the General Account, purchase payments receive interest and principal guarantees; in the Variable Fund D, your purchase payments are invested in one or more Portfolios of Advantus Series Fund, Inc. and receive no interest or principal guarantees.


  To the extent amounts are invested in the sub-accounts of the Variable Fund D, the value of the contract before the date annuity payments begin, and the amount of monthly variable annuity benefits payable after that date, will increase or decrease depending on increases or decreases in the market value of the securities held by the Portfolios of the Series Fund.

  This Prospectus describes only the variable aspects of the contracts, except where fixed aspects are specifically mentioned. Please look to the language of the contracts for a description of the fixed portion of the contracts. For more information on the contracts, see the heading "Description of the Contracts" in this Prospectus.

  Currently, purchase payments allocated to the Variable Fund D are invested exclusively in shares of Advantus Series Fund, Inc. The Series Fund is a mutual fund of the series type, which means that it has several different portfolios which it offers for investment. Shares of the Series Fund will be made available at net asset value to the Variable Fund D to fund the variable annuity contracts. The Series Fund is also required to redeem its shares at net asset value at our request. We reserve the right to add, combine or remove other eligible funds. The investment objectives and certain policies of the Portfolios of the Series Fund are as follows:

      The Growth Portfolio seeks the long-term accumulation of capital. Current income, while a factor in portfolio selection, is a secondary objective. The Growth Portfolio will invest primarily in common stocks and other equity securities. Common stocks are more volatile than debt securities and involve greater investment risk.
      The Bond Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of capital. The Bond Portfolio will invest primarily in long-term, fixed-income, high-quality debt instruments. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.
      The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities not exceeding one year. The return produced by these securities will reflect fluctuation in short-term interest rates.
      AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
      The Asset Allocation Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. The Asset Allocation Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. The Asset Allocation Portfolio involves the risks inherent in stocks and debt securities of varying maturities and the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.
      The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. In pursuit of this objective, the Mortgage Securities Portfolio will follow a policy of investment primarily in mortgage-related securities. Prices of mortgage-related securities will tend to rise and fall inversely with the rise and fall of the general level of interest rates.
      The Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's Corporation 500 Composite Stock Price Index (the "Index"). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. All common stocks, including those in the Index, involve greater investment risk than debt securities. The fact that a stock has been included in the Index affords no assurance against declines in the price or yield performance of that stock.
      The Small Company Portfolio seeks long-term accumulation of capital. In pursuit of this objective, the Small Company Portfolio will follow a policy of investing primarily in common preferred stocks issued by small companies, defined in terms of either market capitalization or gross revenues. Investments in small companies usually involve greater investment risks than fixed income securities or corporate equity securities generally. Small companies will typically have a market capitalization of less than $1.5 billion or annual gross revenues of less than $1.5 billion.
  There is no assurance that any Portfolio will meet its objectives. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectus for the Series Fund, which is attached to this Prospectus.
  Subject to the limitations of the type of retirement program or a specific plan, the contracts may be surrendered in whole or in part at any time prior to the time that annuity payments begin for their accumulation value, less a deferred sales charge, if any. See the discussion on withdrawals and surrender on pages 23-24. A surrender or a withdrawal may result in adverse tax consequences. Once an annuity option has been selected and payments begin, payments will be made only in accordance with the terms of that option. These options, along with a description of the method used to determine the amount of each variable annuity payment, are found on pages 14-16.
  The allocation of future purchase payments may be made by giving Minnesota Mutual written or telephone notice. And before annuity payments begin, a contract owner or participant may transfer all or a part of existing accumulation values between the General Account and the separate account or among the sub-accounts of Variable Fund D. These transfers may be made by written request to Minnesota Mutual and, generally, must be in amounts of at least $250. Currently, Minnesota Mutual is waiving the enforcement of this provision. For additional information on transfers please see the section on pages 21-22.
  A sales charge of up to 7% of the payment received is deducted from each purchase payment. A deduction may also be made from each purchase payment for any applicable premium taxes (currently such premium taxes range from 0% to 3.50%, depending upon the applicable law and are deducted as of the annuity commencement date). The maximum sales charge of 7% (exclusive of any applicable premium taxes) is 7.53% of the amount initially invested.
  A deduction at the rate of .795% per year is made from the value of each sub-account of Variable Fund D. This deduction is for the assumption by Minnesota Mutual of mortality and expense risks. For additional information on this deduction, see page 14.

  In addition, Advantus Capital Management, Inc., a subsidiary of MIMLIC Asset Management Company, which is a subsidiary of Minnesota Mutual, acts as the investment adviser to the Series Fund and deducts from the net asset value of each Portfolio of the Series Fund a fee for its services which are provided under an investment advisory agreement. To the extent that the cost of investment advisory services in the Series Fund exceeds .265%, Minnesota Mutual will make a reimbursement to Variable Fund D contracts. For more information on this reimbursement, please see the section in this Prospectus entitled "Contract Deductions."


  Each Portfolio of the Series Fund is subject to certain expenses in addition to its advisory fee. For funds allocated to the Growth Sub-Account, a portion of these expenses may be reimbursed. For more information on this, see this Prospectus under the heading "Contract Deductions." For more information on the Series Fund, see the prospectus of Advantus Series Fund, Inc. which is attached to this Prospectus.

  MIMLIC Sales Corporation ("MIMLIC Sales") acts as the principal underwriter for the Variable Fund D. This firm is also affiliated with Minnesota Mutual.

------------------------------------------------------------------------
EXPENSE TABLE
The following contract expense information is intended to illustrate the expense of a Variable Fund D variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

INDIVIDUAL ACCUMULATION ANNUITY AND PARTICIPANT INTERESTS UNDER THE GROUP ANNUITY CONTRACTS


CONTRACT OWNER TRANSACTION EXPENSES

    Sales Charges on Purchase Payments (as a percentage of
      purchase payments)....................................        7%

    SEPARATE ACCOUNT ANNUAL EXPENSES--GROWTH SUB-ACCOUNT
      (as a percentage of average daily sub-account net assets)

        Investment Management Fee Reimbursement.............    (.235)%
        Mortality and Expense Risk Fees.....................     .795%
        Other Expense Reimbursement.........................    (.090)%
                                                              -------
            Total Sub-Account Annual Expenses...............     .470%
                                                              -------
                                                              -------

    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net assets for the Growth Portfolio)

        Growth Portfolio

        Investment Management Fees..........................     .500%
        Other Expenses......................................     .090%
                                                              -------
            Total Growth Portfolio Annual Expenses..........     .590%
                                                              -------
                                                              -------

EXAMPLE--For contracts using the Growth Portfolio:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $80       $101       $124       $190


    SEPARATE ACCOUNT ANNUAL EXPENSES--BOND SUB-ACCOUNT
      (as a percentage of average daily sub-account net
      assets)
        Investment Management Fee Reimbursement.............    (.235)%
        Mortality and Expense Risk Fees.....................     .795%
                                                              -------
            Total Sub-Account Annual Expenses...............     .560%
                                                              -------
                                                              -------
    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net
      assets for the Bond Portfolio)
        Bond Portfolio
        Investment Management Fees..........................     .500%
        Other Expenses......................................     .060%
                                                              -------
            Total Bond Portfolio Annual Expenses............     .560%
                                                              -------
                                                              -------


EXAMPLE--For contracts using the Bond Portfolio:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $81       $103       $127       $197



    SEPARATE ACCOUNT ANNUAL EXPENSES--MONEY MARKET
      SUB-ACCOUNT
      (as a percentage of average daily sub-account net
      assets)
        Investment Management Fee Reimbursement.............    (.235)%
        Mortality and Expense Risk Fees.....................     .795%
                                                              -------
            Total Sub-Account Annual Expenses...............     .560%
                                                              -------
                                                              -------

    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net
      assets for the Money Market Portfolio)
        Money Market Portfolio
        Investment Management Fees..........................     .500%
        Other Expenses......................................     .100%
                                                              -------
            Total Money Market Portfolio Annual Expenses....     .600%
                                                              -------
                                                              -------


EXAMPLE--For contracts using the Money Market Portfolio:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $81       $104       $129       $201

    SEPARATE ACCOUNT ANNUAL EXPENSES--ASSET ALLOCATION
      SUB-ACCOUNT
      (as a percentage of average daily sub-account net assets)

        Investment Management Fee Reimbursement.............    (.235)%
        Mortality and Expense Risk Fees.....................     .795%
                                                              -------
            Total Sub-Account Annual Expenses...............     .560%
                                                              -------
                                                              -------

    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net assets for the Asset Allocation Portfolio)

        Asset Allocation Portfolio

        Investment Management Fees..........................     .500%
        Other Expenses......................................     .040%
                                                              -------
            Total Asset Allocation Portfolio Annual
              Expenses......................................     .540%
                                                              -------
                                                              -------


EXAMPLE--For contracts using the Asset Allocation Portfolio:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $80       $103       $126       $195



    SEPARATE ACCOUNT ANNUAL EXPENSES--MORTGAGE SECURITIES
      SUB-ACCOUNT
      (as a percentage of average daily sub-account net assets)

        Investment Management Fee Reimbursement.............    (.235)%
        Mortality and Expense Risk Fees.....................     .795%
                                                              -------
            Total Sub-Account Annual Expenses...............     .560%
                                                              -------
                                                              -------

    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net assets for the Mortgage Securities Portfolio)

        Mortgage Securities Portfolio

        Investment Management Fees..........................     .500%
        Other Expenses......................................     .080%
                                                              -------
            Total Mortgage Securities Portfolio Annual
              Expenses......................................     .580%
                                                              -------
                                                              -------


EXAMPLE--For contracts using the Mortgage Securities Portfolio:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $81       $104       $128       $199

    SEPARATE ACCOUNT ANNUAL EXPENSES--INDEX 500 SUB-ACCOUNT
      (as a percentage of average daily sub-account net assets)

        Investment Management Fee Reimbursement.............    (.135)%
        Mortality and Expense Risk Fees.....................     .795%
                                                              -------
            Total Sub-Account Annual Expenses...............     .660%
                                                              -------
                                                              -------

    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net assets for the Index 500 Portfolio)

        Index 500 Portfolio

        Investment Management Fees..........................     .400%
        Other Expenses......................................     .050%
                                                              -------
            Total Index 500 Portfolio Annual Expenses.......     .450%
                                                              -------
                                                              -------


EXAMPLE--For contracts using the Index 500 Portfolio:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $81       $103       $127       $196



    SEPARATE ACCOUNT ANNUAL EXPENSES--SMALL COMPANY
      SUB-ACCOUNT
      (as a percentage of average daily sub-account net assets)

        Investment Management Fee Reimbursement.............    (.485)%
        Mortality and Expense Risk Fees.....................     .795%
                                                              -------
            Total Sub-Account Annual Expenses...............     .310%
                                                              -------
                                                              -------

    ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
      (as a percentage of Advantus Series Fund average net assets for the Small Company Portfolio)

        Small Company Portfolio

        Investment Management Fees..........................     .750%
        Other Expenses......................................     .060%
                                                              -------
            Total Small Company Portfolio Annual Expenses...     .810%
                                                              -------
                                                              -------


EXAMPLE--For contracts using the Small Company Portfolio:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
If you surrender your contract at the end of the applicable
  time period:
    You would pay the following expenses on a $1,000
      investment, assuming 5% annual return on assets.......      $81       $103       $127       $197


  The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. In addition, Variable Fund D amounts in the Growth Portfolio are shown after the reimbursement (which is made to the Separate Account Sub-Account for management fees). For additional information on this reimbursement, see pages 13-14 of this Prospectus.
  Prior to May 3, 1993, several of the Portfolios were known by different names. The Growth Portfolio was the Stock Portfolio, the Asset Allocation Portfolio was the Managed Portfolio and the Index 500 Portfolio was the Index Portfolio.

TABLE OF CONTENTS


                                                                            Page
Definitions...............................................................     2

Synopsis..................................................................     3

Expense Table.............................................................     5

Condensed Financial Information...........................................    10

Financial Statements......................................................    11

Performance Data..........................................................    11

General Descriptions......................................................    11

Contract Deductions
    Sales Charges.........................................................    13
    Premium Taxes.........................................................    13
    Investment Management.................................................    14
    Mortality and Expense Risks...........................................    14
    Expenses..............................................................    14

Description of the Contracts..............................................    15

Voting Rights.............................................................    17

Annuity Period............................................................    18

Death Benefit.............................................................    20

Crediting Accumulation Units..............................................    21

Withdrawals and Surrender.................................................    23

Distribution..............................................................    24

Federal Tax Status........................................................    25

Legal Proceedings.........................................................    29

Statement of Additional Information.......................................    29

CONDENSED FINANCIAL INFORMATION

The financial statements of Minnesota Mutual Variable Fund D and The Minnesota Mutual Life Insurance Company may be found in the Statement of Additional Information.

  The table below gives per unit information about the financial history of each sub-account for the six years ended December 31, 1996 and the period from October 26, 1990 to December 31, 1990. This information should be read in conjunction with the financial statements and related notes of Minnesota Mutual Variable Fund D included in the Statement of Additional Information.



                                                                                                        PERIOD FROM
                                                                                                        OCTOBER 26,
                                                        YEAR ENDED DECEMBER 31,                           1990 TO
                                  -------------------------------------------------------------------   DECEMBER 31,
                                    1996       1995       1994         1993        1992       1991         1990*
                                  ---------  ---------  ---------  ------------  ---------  ---------  --------------
Growth Sub-Account:
    Unit value at beginning of
      period....................    $11.877     $9.604     $9.573     $9.196        $8.803     $6.595       $6.061
    Unit value at end of
      period....................    $13.839    $11.877     $9.604     $9.573        $9.196     $8.803       $6.595
    Number of units outstanding
      at end of period..........  4,666,243  4,918,859  5,406,377  5,785,198     5,758,220  5,842,088    6,024,553
Bond Sub-Account:
    Unit value at beginning of
      period....................     $1.567     $1.316     $1.386     $1.264        $1.191     $1.021       $1.000
    Unit value at end of
      period....................     $1.604     $1.567     $1.316     $1.386        $1.264     $1.191       $1.021
    Number of units outstanding
      at end of period..........    296,978    321,612    386,750    480,411       177,794     66,385       20,037
Money Market Sub-Account:
    Unit value at beginning of
      period....................     $1.186     $1.131     $1.097     $1.074        $1.047     $1.000        --   **
    Unit value at end of
      period....................     $1.238     $1.186     $1.131     $1.097        $1.074     $1.047        --
    Number of units outstanding
      at end of period..........    395,596    352,735    457,011    774,078       357,877    171,773        --
Asset Allocation Sub-Account:
    Unit value at beginning of
      period....................     $1.831     $1.473     $1.502     $1.419        $1.330     $1.038       $1.000
    Unit value at end of
      period....................     $2.048     $1.831     $1.473     $1.502        $1.419     $1.330       $1.038
    Number of units outstanding
      at end of period..........  2,804,901  2,960,127  3,175,751  2,903,712     1,463,845    364,314       13,616
Mortgage Securities Sub-Account:
    Unit value at beginning of
      period....................     $1.473     $1.255     $1.307     $1.203        $1.137     $1.000        --   **
    Unit value at end of
      period....................     $1.542     $1.473     $1.255     $1.307        $1.203     $1.137        --
    Number of units outstanding
      at end of period..........    175,022    136,987    160,939    286,125       265,381      5,173        --
Index 500 Sub-Account:
    Unit value at beginning of
      period....................     $2.148     $1.580     $1.572     $1.442        $1.352     $1.049       $1.000
    Unit value at end of
      period....................     $2.596     $2.148     $1.580     $1.572        $1.442     $1.352       $1.049
    Number of units outstanding
      at end of period..........    923,905    951,303    886,632    684,210       332,893    174,242        5,000
Small Company Sub-Account:
    Unit value at beginning of
      period....................     $1.535     $1.169     $1.107     $1.000
    Unit value at end of
      period....................     $1.624     $1.535     $1.169     $1.107***
    Number of units outstanding
      at end of period..........    114,187    124,882     72,272     14,148


  * The condensed financial information is presented for the period from October 26, 1990 to December 31, 1990. October 26, 1990 was the effective date of the 1933 Act Registration for Minnesota Mutual Variable Fund D after its reorganization as a unit investment trust.

 ** As of December 31, 1990, no contract owners had elected to allocate payments to the Money Market and Mortgage Securities sub-accounts; accordingly, condensed financial information is not presented for the period from October 26, 1990 to December 31, 1990.

*** The information for the sub-account is shown for the period May 3, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration Statement for the sub-account.

------------------------------------------------------------------------
FINANCIAL STATEMENTS

The  complete financial statements  of Minnesota Mutual Variable  Fund D and The
Minnesota   Mutual Life  Insurance  Company are  included  in the  Statement  of
Additional Information.

------------------------------------------------------------------------
PERFORMANCE DATA


From time to time the Variable Fund D may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market Sub-Account, the Variable Fund D will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period, five-year period, ten-year period, and for the period since the sub-account became available pursuant to the Variable Fund D's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement. The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Fund D are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Fund D will reflect only charges made pursuant to the terms of contracts offered by this prospectus. The various performance figures used in Variable Fund D advertisements relating to the contracts described in this Prospectus are summarized below. More detailed information on the computations is set forth in the Statement of Additional Information.


MONEY MARKET SUB-ACCOUNT YIELD.
Yield quotations for the Money Market Sub-Account are based on the income generated by an investment in the sub-account over a specified period, usually seven days. The figures are "annualized," that is, the amount of income generated by the investment during the period is assumed to be generated over a 52-week period and is shown as a percentage of the investment. Effective yield quotations are calculated similarly, but when annualized the income earned by an investment in the sub-account is assumed to be reinvested. Effective yield quotations will be slightly higher than yield quotations because of the compounding effect of this assumed reinvestment. Yield and effective yield figures quoted by the sub-account will not reflect the deduction of any applicable deferred sales charges.

TOTAL RETURN FIGURES.
Cumulative total return figures may also be quoted for all sub-accounts. Cumulative total return is based on a hypothetical $1,000 investment in the sub-account at the beginning of the advertised period, and is equal to the percentage change between the $1,000 net asset value of that investment at the beginning of the period and the net asset value of that investment at the end of the period.
  Prior to May 3, 1993, several of the sub-accounts were known by different names. The Growth Sub-Account was the Stock Sub-Account, the Asset Allocation Sub-Account was the Managed Sub-Account, and the Index 500 Sub-Account was the Index Sub-Account.

  All cumulative total return figures published for sub-accounts will be accompanied by average annual total return figures for a one-year period, five-year period, ten-year period, and for the period since the sub-account became available pursuant to the Variable Fund D's registration statement. With respect to the Growth Sub-Account, cumulative total return quotations which include periods prior to October 1990 assume investment in the underlying fund for the period prior to the actual availability of that investment option as a result of the Variable Fund D reorganization. Average annual total return figures will show for the specified period the average annual rate of return required for an initial investment of $1,000 to equal the surrender value of that investment at the end of the period. Such average annual total return figures may also be accompanied by average annual total return figures for the same or other periods.


------------------------------------------------------------------------
GENERAL DESCRIPTIONS

A.  THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

The Minnesota Mutual Life Insurance Company is a mutual life insurance company organized in 1880 under the laws of Minnesota. Its home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098 (612 665-3500). It is licensed to do a life insurance business in all states of the United States (except New York, where it is an authorized reinsurer), the District of Columbia, Canada, Puerto Rico, and Guam.

B.  MINNESOTA MUTUAL VARIABLE FUND D
On October 16, 1967, the Board of Trustees of Minnesota Mutual established a separate account in accordance with certain provisions of Minnesota Insurance Law. Minnesota Mutual Variable Fund D is the name by which this account is designated. The Variable Fund D was registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The separate account meets the definition of a separate account under the federal securities laws.
  The Minnesota law under which the Variable Fund D was established provides that the assets of the Variable Fund D shall not be chargeable with liabilities arising out of any other business which Minnesota Mutual may conduct, but shall be held and applied exclusively for the benefit of the holders of those variable annuity contracts for which the Variable Fund D was established. The investment performance of the Variable Fund D is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish. All obligations under the contracts are general corporate obligations of Minnesota Mutual.

  At a Special Meeting of contract owners and participants of Variable Fund D held October 23, 1990, the contract owners and participants approved an Agreement and Plan of Reorganization whereby Variable Fund D (which was a management investment company investing primarily in a portfolio of equity securities, mainly common stocks) transferred all of its assets to the Growth Portfolio of the Advantus Series Fund, Inc. in exchange for shares of that Portfolio. Variable Fund D was reconstituted and registered as a unit investment trust under the 1940 Act. As part of that Reorganization it now consists of seven sub-accounts, each investing its assets solely in the shares of one of seven of the Series Fund Portfolios. The Series Fund has a number of Portfolios which are not available to Variable Fund D. Registration with the Securities and Exchange Commission (the "Commission") does not involve supervision of the management or investment policies or practices of the Variable Fund D by the Commission.



C.  ADVANTUS SERIES FUND, INC.


  The Variable Fund D currently invests exclusively in Advantus Series Fund, Inc. (the "Series Fund"), a mutual fund of the series type. Prior to May 1, 1997, the name of the Series Fund was "MIMLIC Series Fund, Inc." On January 14, 1997, the Series Fund's Board of Directors approved an amendment of the Series Fund's Articles of Incorporation for the purpose of changing the name of the Series Fund to "Advantus Series Fund, Inc." effective May 1, 1997. The purpose of the name change is to provide the Series Fund with a more distinctive name which may provide greater visibility and name recognition, which reflects the name of its adviser, and which may provide additional marketing opportunities for variable contracts investing in shares of the Series Fund. The change in the Series Fund's name will not result in any change in investment objectives, policies or practices for the Series Fund or any of its portfolios. The Series Fund is registered with the Securities and Exchange Commission as a diversified, open-end management investment company, but such registration does not signify that the Commission supervises the management, or the investment practices or policies, of the Series Fund. The Series Fund issues its shares, continually and without sales charge, only to our separate accounts, which currently include the Variable Annuity Account, the Variable Life Account, Variable Fund D, the Group Variable Annuity Account, and the Group Universal Life Account. The Series Fund may be made available to other separate accounts as new products are developed, and may be used as the underlying investment medium for separate accounts of the NorthStar Life Insuarance Company, a wholly-owned subsidiary of ours domiciled in the State of New York. Shares are sold and redeemed at net asset value. In the case of a newly issued contract, purchases of shares of the Portfolios of the Series Fund in connection with the first purchase payment will be based on the values next determined after issuance of the contract by us. Redemptions of shares of the Portfolios of the Series Fund are made at the net asset value next determined from the day we receive a request for transfer, partial withdrawal or surrender at our home office. In the case of outstanding contracts, purchases of shares of the Portfolio of the Series Fund for the Variable Fund D are made at the net asset value of such shares next determined after receipt by us of contract purchase payments.


  The Series Fund's investment adviser is Advantus Capital Management, Inc. ("Advantus Capital"). Advantus Capital is a wholly-owned subsidiary of MIMLIC Asset Management

Company ("MIMLIC Management") which, prior to May 1, 1997, served as investment adviser to the Series fund. MIMLIC Management is a wholly-owned subsidiary of Minnesota Mutual. The same portfolio managers and other personnel who previously provided investment advisory services to the Series Fund through MIMLIC Management continue to provide the same services through Advantus Capital. Advantus Capital acts as an investment adviser to the Series Fund pursuant to an advisory agreement.


  A prospectus for the Series Fund is attached to this Prospectus. A person should carefully read this Variable Fund D Prospectus and that for the Series Fund before investing in the contracts.


  It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Series Fund simultaneously. Although Minnesota Mutual does not currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Series Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance law, (2) changes in Federal income tax laws, (3) changes in the investment management of any of the Portfolios of the Series Fund, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.


D.  ADDITIONS, DELETIONS OR SUBSTITUTIONS
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Fund D. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.
  We may also establish additional sub-accounts in the Variable Fund D and we reserve the right to add, combine or remove any sub-accounts of the Variable Fund D. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. Similar considerations will be used by us should there be a determination to eliminate one or more of the sub-accounts of the Variable Fund D. The addition of any investment option will be made available to existing contract owners on such basis as may be determined by us.


  We also reserve the right, when permitted by law, to de-register the Variable Fund D under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Fund D with one or more of our other separate accounts.


------------------------------------------------------------------------
CONTRACT DEDUCTIONS

SALES CHARGES
MIMLIC Sales acts as principal underwriter and performs all sales functions relative to the contracts, for which a certain amount is deducted from purchase payments received under the contracts.
  Minnesota Mutual performs all administrative functions relative to the contracts. Minnesota Mutual bears all expenses associated with the sale and administration of the contracts, such as sales commissions, fees and expenses of the Committee, salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and auditing fees.
  The sales charge is equal to 7% of purchase payments (7.53% of the amount invested) on all contracts. For the treatment of certain Group Accumulation Annuity Contracts, see the section on divisible surplus on pages 16-17.
  To the extent that sales charges are insufficient to recover sales expenses, Minnesota Mutual will pay sales expenses from its other assets or surplus. These assets may include proceeds from the mortality and expense risk charge described below.

PREMIUM TAXES
Deductions for any applicable premium taxes may be made from each purchase payment (currently such premium taxes range from 0% to 3.5%) depending upon the applicable law.

INVESTMENT MANAGEMENT

Under contracts funded by Variable Fund D, all costs of operating Variable Fund D as an investment management company originally were covered by an investment management fee of .265% of contract or account values on an annual basis. As Variable Fund D is now a unit investment trust rather than a managed investment company, that investment management fee no longer will be paid. However, contract values that are allocated to sub-accounts of Variable Fund D will be invested in Series Fund Portfolios that do pay investment advisory fees (at a rate of .40% on an annual basis for the Index 500 Portfolio, .75% for the Small Company Portfolio and .50% for each of the five other available Portfolios) and do incur other operating expenses. Those other operating expenses have been voluntarily subsidized by Minnesota Mutual to the extent that the expenses exceed .15% on an annual basis for any Portfolio. While Minnesota Mutual has no present intention to alter that practice, it is under no obligation to continue it.

  To ensure that Contract Owners and Participants continue to get at least what they originally expected under their contracts, Minnesota Mutual has agreed that, each valuation period, in calculating the net investment factor for the Growth sub-account of Variable Fund D, it will make adjustments that have the effect of reimbursing the excess of any expenses indirectly incurred as a result of the investment advisory fee paid and the operating expenses incurred by the Growth Portfolio of the Series Fund over the former .265% investment management fee. Accordingly, to the extent that the contract or account values continue to be allocated to the sub-account that, in effect, continues the Variable Fund D investment objective when it was operating as a management investment company, there will be no change in the level of charges for the provision of investment management services. In calculating the net investment factor for the other sub-accounts of Variable Fund D, Minnesota Mutual will make adjustments that, in effect, reimburse the excess of the investment advisory fees incurred through indirect investment in the Series Fund Portfolios and the former .265% investment management fee; however, any other Series Fund Portfolio operating expenses would not be subject to the reimbursement. Accordingly, to the extent that a Contract Owner or Participant chose to take advantage of the Variable Fund D sub-accounts other than the Growth Sub-Account, he or she could incur additional expenses.

MORTALITY AND EXPENSE RISKS
Minnesota Mutual assumes the mortality risk under the contract by its obligation to continue to make monthly annuity payments, determined in accordance with the annuity rate tables and other provisions contained in the contracts to each annuitant regardless of how long he or she lives and regardless of how long all annuitants as a group live. Thus, neither an annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments an annuitant will receive under the contract.
  Minnesota Mutual assumes an expense risk by assuming the risk that deductions provided for in the contracts for expenses may be insufficient to cover the actual expenses incurred.
  For assuming these risks, Minnesota Mutual currently makes a deduction from the Variable Fund D at the rate of .1325% per annum for the mortality risk and
 .6625% per annum for the expense risk. These deductions may be increased or decreased by resolution of the Board of Trustees of Minnesota Mutual, but not more often than annually, and in no event will the combined deductions exceed the amount of the present deduction of .795% per annum. If the sum of such deductions is insufficient to cover the risks assumed, the loss will fall on Minnesota Mutual. Conversely, if the deductions provide more than sufficient, any excess will be credited to the surplus of Minnesota Mutual.

EXPENSES
The Variable Fund D has no expenses which are not covered by the deductions listed above. Minnesota Mutual performs all the administrative functions relative to the contracts and it also bears all expenses associated with the administration of the contracts. These include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and auditing fees.


OTHER EXPENSES


The underlying portfolios also bear certain expenses. See the Advantus Series Fund prospectus for more information.

------------------------------------------------------------------------
DESCRIPTION OF THE CONTRACTS

DESCRIPTION
The following material is intended to provide a general description of contract terms. In the event that there are questions concerning the contracts which are not discussed or should you desire additional information, then inquiries may be addressed to us at: Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

1.  TYPES OF CONTRACTS
Minnesota Mutual continuously offers three types of variable annuity contracts pursuant to this Prospectus:

    (a) Individual Accumulation Annuity. This type of contract may be used in connection with all types of qualified plans, state deferred compensation plans or with individual retirement annuities adopted by or on behalf of individuals pursuant to Section 408 of the Code. The contract provides for a variable annuity or a fixed dollar annuity to begin at some future date, the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment. The amount of the first monthly annuity payment at retirement is determined by the value of the contract at that time.

    (b) Group Accumulation Annuity. This type of contract may be used in connection with any type of qualified plan and with state deferred compensation plans. Purchase payments on behalf of each participant are determined by a formula specified in the plan. Individual accounts are maintained for each participant. The contract provides for a variable annuity or a fixed dollar annuity to begin at a participant's annuity commencement date. The amount of the first monthly annuity payment at retirement is determined by the value of a participant's account at that time.

        Under some circumstances group contract owners may limit purchase payments, allocations and transfers only to a limited number of sub-accounts. In those cases, not all of the sub-accounts offered under the contracts will be available to participants in those groups.

    (c) Group Deposit Administration. This type of contract is used in connection with noncontributory pension plans qualified under Section 401(a) or 403(a) of the Code, and is designed to provide maximum flexibility to the contract owner in funding the benefits promised by the plan. No allocation of purchase payments is made for individual participants, and individual accounts are not maintained. The amount of a participant's first monthly annuity payment is determined by the terms of the plan. Annuity payments to a participant may be provided on either a fixed dollar or a variable annuity basis. The contract owner has wide latitude in determining the appropriate level of purchase payments, including assumptions with respect to discounts for mortality, turnover, and an assumed rate of investment return.

2.  ISSUANCE OF CONTRACTS
The contracts are issued to the contract owner named in the application. The owner may be the annuitant or someone else; however, once the owner has been named in the application the ownership of the contract may not be changed.

3.  RIGHT OF REVOCATION

The purchaser of an Individual Accumulation Annuity Contract may revoke the contract within ten days after its delivery, for any reason, on notice to Minnesota Mutual at 400 Robert Street North, St. Paul, Minnesota, of his or her intention to revoke. If the contract is revoked and returned, Minnesota Mutual will refund to the purchaser the greater of the total amount of purchase payments or the surrender value of the contract, adjusted in the latter case for deductions and sales charges as described in this Prospectus under "Withdrawals and Surrender" on pages 23-24.

  In some states, such as California, the free look period may be extended. In California, the free look period is extended to thirty days' time for contracts issued or delivered to owners that are 60 years of age or older at the time of delivery. These rights are subject to change and may vary among the states.

4.  ANNUITY PAYMENTS
Variable annuity payments are determined on the basis of (a) the mortality table specified in the contract, which reflects the age of the annuitant, (b) the type of annuity payment option selected, and (c) the investment performance of the Variable Fund D. The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in Minnesota Mutual's expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Variable Fund D, and thus the annuity payments will vary with the investment experience of the assets of the Variable Fund D.

5.  MODIFICATION OF THE CONTRACT
The contract may be modified at any time by written agreement between Minnesota Mutual and the contract owner. However, no such modification will adversely effect the rights of a participant under the contract unless the modification is made to comply with a law or government regulation.

6.  ASSIGNMENT
The contract may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

7.  LIMITATIONS ON PURCHASE PAYMENTS
The minimum purchase payment for the first contract year under a Group Deposit Administration Contract is $3,000.
  The minimum periodic purchase payment which may be allocated to the Variable Fund D on behalf of each participant under an Individual Accumulation Annuity Contract and under a Group Accumulation Annuity Contract is $10. If purchase payments under such contracts are allocated in part to the Variable Fund D and in part to Minnesota Mutual's general assets, the minimum which may be allocated on behalf of a participant on either basis is $10. Currently, Minnesota Mutual is waiving the enforcement of this provision.
  Under the terms of the contracts, Minnesota Mutual may limit the amount of purchase payments which will be accepted on behalf of a participant for any contract year to the greater of (a) the purchase payments made under the contract on behalf of such participant for the immediately preceding contract year, or (b) the average purchase payments made under the contract on behalf of such participant for all prior contract years.
  There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

8.  DISCONTINUANCE OF PURCHASE PAYMENTS
Purchase payments for a contract may be discontinued under either of the following circumstances:

    (a) The contract owner may discontinue purchase payments as of a date specified in a written notice to Minnesota Mutual, provided that such date may not be earlier than the date Minnesota Mutual receives such notice.

    (b) Minnesota Mutual may discontinue acceptance of purchase payments by giving written notice to the contract owner if the contract is no longer part of a plan qualified under Section 401(a), 403(a), 403(b), 408, 457 or other provisions of the Code allowing similar tax treatment.
  Upon discontinuance of purchase payments, the contract will continue in force in a paid-up status. Purchase payments may subsequently be resumed under an Individual Accumulation Annuity Contract at any date prior to the annuity commencement date unless the contract value has previously been disbursed by Minnesota Mutual. Under a group contract, purchase payments may be resumed only with the written consent of Minnesota Mutual. Discontinuance of purchase payments will have no effect on participants who are receiving annuity payments.

9.  CONTRACT SETTLEMENT
Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the

        Securities and Exchange Commission;


    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Variable Fund D or to fairly determine the value of the assets of the Variable Fund D; or

    (c) such other periods as the Commission may by order permit for the protection of the contract owners.

10.  PARTICIPATION IN DIVISIBLE SURPLUS
The contracts participate in the divisible surplus of Minnesota Mutual, according to the annual determination of its Board of Trustees as to the portion, if any, of the divisible surplus of Minnesota Mutual which has accrued on the contracts.
  No assurance can be given as to the amount of divisible surplus, if any, that will be distributable under these contracts in the future. Such amount may arise if mortality and expense experience is more favorable than assumed. No distributions of divisible surplus have been declared on these contracts except as to certain Group Accumulation Annuity Contracts, sold under circumstances which reduce sales expenses to Minnesota Mutual. In such contracts, the dividend is credited to purchase payments in anticipation of reduced expenses. When this application of the dividend is made it has the effect of reducing the sales charge and results in the crediting of additional accumulation units. No distributions of divisible surplus arising from mortality experience have been declared, but such surplus could arise in the future under certain Group Accumulation Annuity Contracts where mortality experience is more favorable than assumed. When a distribution of divisible surplus from this source is made, it may take the form of additional payments to retired participants.

------------------------------------------------------------------------
VOTING RIGHTS

The Series Fund shares held in the Variable Fund D will be voted by us at the regular and special meetings of the Series Fund. Shares will be voted by us in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Fund D. In the event no instructions are received from a contract owner, we will vote such shares of the Series Fund in the same proportion as shares of the Series Fund for which instructions have been received from contract owners with voting interests in each sub-account of the Variable Fund D. In the event no instructions are received from a contract owner, with respect to shares of a Portfolio held by a sub-account, Minnesota Mutual will vote such shares of the Portfolio and shares not attributable to contracts in the same proportion as shares of the Portfolio held by such sub-account for which instructions have been received. The number of votes which are available to a contract owner will be calculated separately for each sub-account of the Variable Fund D. If, however, the Investment Company Act of 1940 or any regulation under that Act should change so that we may be allowed to vote shares in our own right, then we may elect to do so.
  During the accumulation period of each contract, the contract owner holds the voting interest in each contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account.
  During the annuity period of each contract, the annuitant holds the voting interest in each contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.
  We shall notify each contract owner or annuitant of a Series Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

------------------------------------------------------------------------
ANNUITY PERIOD

1.  ELECTING THE RETIREMENT DATE AND FORM OF ANNUITY
The contracts provide for four optional annuity forms, any one of which may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed dollar annuity basis, or a combination thereof. Other annuity options may be available on request to Minnesota Mutual.
  While the contracts require that notice of election to begin variable annuity payments must be received by Minnesota Mutual at least thirty days prior to the annuity commencement date, Minnesota Mutual is currently waiving that requirement for such annuity elections received at least two valuation days prior to the fifteenth of the month. Minnesota Mutual reserves the right to enforce the thirty day notice requirement at its option at anytime in the future.
  Annuity payments are always made as of the first day of a month. The contracts require that notice of election to begin annuity payments must be received by us at least thirty days prior to the annuity commencement date. However, Minnesota Mutual currently waives this requirement, and at the same time reserves the right to enforce the thirty day notice at its option in the future.
  Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments, on the valuation date coincident with the first valuation date following the fourteenth day of the month preceding the date on which the annuity is to begin.
  If a request for a fixed annuity is received between the first valuation date following the fourteenth day of the month and the second to last valuation date of the month prior to commencement, the transfer will occur on the valuation date coincident with or next following the date on which the request is received. If a fixed annuity request is received after the third to the last valuation day of the month prior to commencement, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine fixed annuity payments will be the value as of the last valuation date of the month preceding the date the fixed annuity is to begin.
  If a variable annuity request is received after the third valuation date preceding the first valuation date following the fourteenth day of the month prior to the commencement date, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the variable annuity begin date.
  If an election has not been made otherwise, and the plan does not specify to the contrary, the annuitant's retirement date shall be the first day of the calendar month next following his or her 65th birthday, the annuity option shall be Option 2A, a life annuity with a period certain of 120 months. In this event, a fixed annuity will be provided by any general account accumulation value and a variable annuity will be provided by any Variable Fund D accumulation value. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, Minnesota Mutual may fulfill its obligation by paying in a single sum the value of the contract which would otherwise have been applied to provide annuity payments.
  The contracts permit annuity payments to begin on the first day of any month after the 50th birthday and before the 75th birthday of the annuitant.
  Once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof.
  Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.
  The mortality and expense risks charge continues to be deducted throughout the annuity period under each of the available annuity options, including Option 4, under which there is no mortality risk to Minnesota Mutual.

2.  OPTIONAL ANNUITY FORMS

OPTION 1--LIFE ANNUITY
This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum amount of monthly payments since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2--LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C)
This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain; or if the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment shall be paid in a single sum to the beneficiary.

OPTION 3--JOINT AND LAST SURVIVOR ANNUITY
This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 4--PERIOD CERTAIN ANNUITY
This is an annuity payable monthly for a Period Certain of from 3 to 15 years, as elected. If the annuitant dies before payments have been made for the Period Certain elected, payments will continue to the beneficiary during the remainder of such Period Certain. At any time during the payment period, the payee may elect that (1) the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or (2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

3.  VALUE OF THE ANNUITY UNIT
The value of an annuity unit is determined monthly as of the first day of each month. The value of the annuity unit on the first day of each month is determined by multiplying the value on the first day of the preceding month by the product of (a) .997137, and (b) the ratio of the value of the accumulation unit for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month. (.997137 is a factor to neutralize the assumed net investment rate, discussed in Section 4 below, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead.) The value of an annuity unit as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

4.  DETERMINATION OF AMOUNT OF FIRST MONTHLY ANNUITY PAYMENT
Under the Group Deposit Administration Contract, the amount of the first monthly annuity payment is determined as provided in the plan. Under the other types of contracts described in this Prospectus, the first monthly annuity payment is determined by the value at retirement of the participant's individual account. In addition, a number of states do, however, impose a premium tax on the amount used to purchase annuity benefits, depending on the type of plan involved. These taxes, where applicable, currently range from 0% to 3.5% and are deducted from the contract value applied to provide annuity payments, though Minnesota Mutual reserves the right to make such deductions from purchase payments as they are received.
  When annuity payments commence, the value of the contract is determined as the product of (a) the number of accumulation units credited to the individual account as of the date annuity payments commence, and (b) the value of an accumulation unit for the valuation date next following the fourteenth day of the month prior to the month in which annuity payments commence.
  The contracts contain tables indicating either (a) the dollar amount of the first monthly payment under each optional annuity form for each $1,000 of value applied, or (b) the dollar amount of value required to provide a first monthly payment of $1.00 under each optional annuity form. The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant.
  A formula for determining the adjusted age is contained in the contract. The tables are determined from the Progressive Annuity Table with interest at the rate of 3.5% per annum, assuming births in the year 1900. The total first monthly annuity payment is determined by multiplying the number of thousands of dollars of value applied (less any applicable premium taxes not previously deducted) by the amount of the first monthly payment per $1,000 of value from the tables in the contract. The 3.5% interest rate assumed in the annuity tables would produce level annuity payments if the net investment rate remained constant at 3.5% per year. Subsequent payments will be less than, equal to, or greater than the first payment depending upon whether the actual net investment rate is less than, equal to, or greater than 3.5%. A higher interest rate would mean a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption would have the opposite effect.

5.  AMOUNT OF SECOND AND SUBSEQUENT MONTHLY ANNUITY PAYMENTS
The amount of the first monthly annuity payment, determined as described above, is divided by the then current annuity unit value on the date of the first payment to determine the number of annuity units represented by the first payment. This number of annuity units remains constant during the period of annuity payments, and in each subsequent month, the dollar amount of the annuity payment is determined by multiplying this constant number of annuity units by the then current value of an annuity unit.
  The Statement of Additional Information contains an illustration of the calculation of annuity unit values and of a variable annuity payment showing the method used for the calculation of both the initial and subsequent payments.

------------------------------------------------------------------------
DEATH BENEFIT

Death proceeds, if any, payable under Group Deposit Administration Contracts shall be in such amount as is determined by the provisions of the applicable qualified trust or plan. The Individual Accumulation Annuity and Group Accumulation Annuity Contracts provide that in the event of the death of the participant prior to the commencement of annuity payments, death proceeds payable will be the value of the participant's individual account determined as of the valuation date coincident with or next following the date due proof of death is received by Minnesota Mutual. Death proceeds will be paid in a single sum to the beneficiary designated by the contract owner, unless an annuity option is elected by the beneficiary. Payment will be made within seven days after we receive due proof of death and return of the contract. Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death. If the annuitant dies after annuity payments have begun, Minnesota Mutual will pay to the beneficiary any death benefit provided by the annuity option selected. The person selected by the owner as the beneficiary of any remaining interest after the death of the annuitant under the annuity option may be a person different from that person designated as the contract beneficiary prior to the annuity commencement date.
  Certain group accumulation annuity contracts have been endorsed to provide a death benefit which is different from that described above. For those contracts, the death benefit payable to the beneficiary on the death of a participant prior to the annuity commencement date shall be determined separately for the participant's general account and separate account accumulation values. For general account accumulation values, the death benefit shall be the general account accumulation value. For separate account accumulation values, the death benefit shall be equal to the greater of: (1) the amount of the participant's separate account accumulation value payable at death; or (2) the sum of all purchase payments applied to the separate account by or on behalf of a participant, plus transfers to the separate account, less all participant withdrawals and transfers from that value. As a matter of company practice, we use this method except that total purchase payments will include all contributions, even those made after 12 months to determine the death benefit for all contracts offered by this Prospectus.
  The beneficiary will be the person or persons named in the contract application unless the owner subsequently changes the beneficiary. In that event, we will pay the amount payable at death to the beneficiary named in your last change of beneficiary request. The owner's written request to change the beneficiary will not be effective until it is recorded in Minnesota Mutual's home office records. After it has been recorded, it will take effect as of the date the owner signed the request. However, if the annuitant or the owner dies before the request has been recorded, the request will not be effective as to those death proceeds we have paid before the request was recorded in our home office records.

------------------------------------------------------------------------------
CREDITING ACCUMULATION UNITS

During the accumulation  period--the period before  the commencement of  annuity payments--the  purchase  payment  (on  receipt  of  a  completed  application or subsequently) is credited on the valuation date coincident with or next following the date such purchase payment is received. If the initial purchase payment is accompanied by an incomplete application, the purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. Minnesota Mutual will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days. Purchase payments will be credited to the contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account. The total of these separate account accumulation values in the sub-accounts will be the separate account accumulation value. Interests in the sub-accounts will be valued separately.
  The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Series Fund.
  Minnesota Mutual will determine the value of accumulation units on each day on which the Portfolios of the Series Fund are valued. The net asset value of the Series Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central Time), but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of such Series Fund's portfolio securities will not materially affect the current net asset value of such Series Fund's shares, (ii) days during which no such Series Fund's shares are tendered for redemption and no order to purchase or sell such Series Fund's shares is received by such Series Fund and
(iii) customary national business holidays on which the New York Stock Exchange is closed for trading (as of the date hereof, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).
  Accordingly, the value of accumulation units will be determined daily, and such determinations will be applicable to all purchase payments received by Minnesota Mutual at its home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received subsequent to the close of business of the Exchange on that day will be the value determined as of the close of business on the next day the Exchange is open for trading.
  In determining the value of the Series Fund on a valuation date, each security traded on a national securities exchange is valued at the last reported sale price on that date, as of the close of trading on the New York Stock Exchange. If there has been no sale on such day, then the security is valued at the last reported bid price on that day. Any security not traded on a securities exchange, but traded in the over-the-counter market, is valued at the last quoted bid price. Any securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Series Fund Board of Directors.
  In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Fund D, the contracts also provide for allocation of purchase payments to Minnesota Mutual's General Account for accumulation at a guaranteed interest rate. Purchase payments received without allocation instructions will be allocated to the General Account.

TRANSFER OF VALUES
Upon your written request, values under the contract may be transferred between the General Account and the Variable Fund D or among the sub-accounts of the Variable Fund D. We will make the transfer on the basis of accumulation unit values on the valuation date coincident with or next following the day we receive the request at our home office. No deferred sales charge will be imposed on such transfers. While the contracts currently provide that transfer amounts must be of an amount not less than $250 we are waiving this restriction and allowing transfers of any amount.
  The contracts permit us to limit the frequency and amount of transfers from the General Account to the Variable Fund D sub-accounts. Currently, except as provided below, we limit such transfers to a single such transfer during any calendar year and to any amount which is no more than 20% of the General Account accumulation value at the time of the transfer. No transfers will be allowed after annuity payments have begun.
  There is a situation which is an exception to the above restriction. This is where the contract owner has established a systematic transfer arrangement with us. The contract owner may transfer General Account current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. For transfers of a specified amount from the General Account the maximum initial amount that may be transferred may not exceed 10% of the current General Account accumulation value at the time of the first transfer. For contracts where the General Account accumulation value is increased during the year because of transfers into the General Account or additional purchase payments, made after the program is established, systematic transfers are allowed to the extent of the greater of the current transfer amount or 10% of the then current General Account accumulation value. Even with respect to systematic transfer plans, we reserve the right to alter the terms of such programs once established where funds are being transferred out of the General Account. Our alteration of existing systematic transfer programs will be effective only upon our written notice to contract owners of changes affecting their election.
  Transfer arrangements may be established to begin on the 10th or 20th of any month and if a transfer cannot be completed it will be made on the next available transfer date. In the absence of specific instructions, transfers will be made on a monthly basis and will remain active until the appropriate General Account accumulation value or sub-account is depleted.
  Also, you or persons authorized by you may effect transfers, or a change in the allocation of future premiums, by means of a telephone call. Transfers and requests made pursuant to such a call are subject to the same conditions and procedures as are outlined above for written transfer requests. During periods of marked economic or market changes, contract owners may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. In such a circumstance, contract owners should consider submitting a written transfer request while continuing to attempt a telephone transfer. We reserve the right to restrict the frequency of--or otherwise modify, condition, terminate or impose charges upon--telephone transfer privileges. For more information on telephone transfers, contact Minnesota Mutual.
  While for some contract owners we have used a form to pre-authorize telephone transactions, we now make this service automatically available to all contract owners. We will employ reasonable procedures to satisfy ourselves that instructions received from contract owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners to identify themselves in those telephone conversations through contract numbers, social security numbers and such other information as we may deem to be reasonable. We record telephone transfer instruction conversations and we provide the contract owners with a written confirmation of the telephone transfer.
  The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to the general assets of Minnesota Mutual are not registered under the Securities Act of 1933, and Minnesota Mutual is not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests and Minnesota Mutual are not subject to the provisions of those acts that would apply if registration under such acts were required.

VALUE OF THE CONTRACT
The value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner and, where applicable, each participant will be advised periodically of the number of accumulation units credited to the contract or to the participant's individual account, the current value of an accumulation unit, and the total value of the contract or the individual account.

ACCUMULATION UNIT VALUE
The value of an accumulation unit was set at $1.000000 on the first valuation date of the Variable Fund D. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

NET INVESTMENT FACTOR
The separate account net investment factor describes the investment performance of a sub-account of Variable Fund D. It is for the period from one valuation period to the next. For any such sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period less a deduction for the mortality and expense risk charge at the rate of .795%. The net investment factor for each sub-account other than the sub-account holding shares of the Growth Portfolio of the Series Fund, shall be increased by Minnesota Mutual. It will be increased to the extent that on an annual basis the investment advisory fee accrued by the Portfolio in which the sub-account invests, as a percentage of the value of the average net assets of such Portfolio, exceeds .265% per annum. The net investment factor for the sub-account holding shares of the Growth Portfolio of the Series Fund shall also be adjusted by Minnesota Mutual. It will be adjusted so that on an annual basis the expenses, including the investment advisory fee, of that Portfolio, as a percentage of the average net assets of such Portfolio, exceed .265% per annum. For purposes of this computation, "expenses" shall be determined on the basis of generally accepted accounting principles applicable to registered investment companies. However, they shall exclude any expenses of the Growth Portfolio which are reimbursed by Minnesota Mutual or any other person, any interest expense or amortization of debt discount or any income tax expense.
  The gross investment rate is equal to: (1) the net asset value per share of a fund share held in a sub-account of the separate account determined at the end of the current valuation period; plus (2) the per share amount of any dividend or capital gain distribution by such fund if the "ex-dividend" date occurs during the current valuation period; divided by (3) the net asset value per share of that fund share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

------------------------------------------------------------------------
WITHDRAWALS AND SURRENDER

Under certain circumstances a contract owner may have the right to surrender his or her contract in whole or in part, subject to possible adverse tax consequences. (See discussion under heading "Federal Tax Status" on pages 24-28.)
  The Individual Accumulation Annuity Contract provides that at any time prior to the death of the participant and prior to the commencement of annuity payments, the contract owner may elect to surrender the contract and receive in a single sum the value of the participant's individual account computed as of the valuation date coincident with or next following the date of surrender. The contract also provides for partial withdrawal of the value of the participant's individual account, in amounts of at least $250. All such payments are subject to any limitations contained in an applicable qualified trust or plan or in a state deferred compensation plan.
  The Group Accumulation Annuity Contract provides that upon termination of purchase payments for an individual participant prior to the commencement of annuity payments, the participant shall have a vested interest in his or her individual account to the extent specified in the plan. If purchase payments are discontinued for all participants under the contract, each participant shall have a vested interest in his or her individual account as specified in the plan. The contract provides that the vested portion of the participant's individual account may be surrendered, in which event Minnesota Mutual will pay to the participant in a single sum the value of such vested portion, computed as of the valuation date coincident with or next following the date of surrender. The contract also provides for partial withdrawal of the value of the vested portion of a participant's individual account, in amounts of at least $250. However, the provisions of the applicable qualified trust, plan or state deferred compensation plan may limit the right of the participant to elect such payments.

  The Group Deposit Administration Contract does not provide for individual allocation of purchase payments or maintenance of individual accounts for participants. The dollar amount of any payment made on behalf of a participant by reason of his or her individual termination of employment or termination of participation in the plan shall be determined by the provisions of the applicable qualified trust or plan, and is not dependent upon the provisions of the contract. If discontinuance of purchase payments for all participants under such a contract occurs, and the accumulated value of the contract is not transferred to another funding vehicle, the participants in the plan as of the date of discontinuance shall receive a 100% vested interest in all benefits earned under the terms of the plan to the extent provided by the accumulated value of the contract. Such accumulated value may be transferred to another funding vehicle if, prior to the date of discontinuance of purchase payments, the contract owner gives written notice to Minnesota Mutual certifying that the plan is to be continued as a qualified plan and requesting such transfer to be made. The transfer date shall be the first valuation date to occur following the effective date of discontinuance of purchase payments. Payment of the accumulated value of the contract which is a part of the Variable Fund D will be made in a single sum as of the transfer date.
  We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code.
  Under any contract, once annuity payments have commenced for a participant under Options 1, 2 or 3 of the optional annuity forms, the participant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof. For a discussion of commutation rights of payees and beneficiaries subsequent to the annuity commencement date, see heading "Optional Annuity Forms" on page 18.

  Contract owners may also submit their signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is (612) 665-7942, ATTN: U of M Plan Services. Transfer instructions or changes as to future allocations of premium payments may be communicated to us by the same means.

  The surrender of a contract or a partial withdrawal thereunder may result in a credit against Minnesota Mutual's premium tax liability. In such event, Minnesota Mutual will pay in addition to the cash value paid in connection with the surrender or withdrawal, the lesser of (1) the amount by which Minnesota Mutual's premium tax liability is reduced, or (2) the amount previously deducted from purchase payments for premium taxes. No representation can be made that upon any such surrender or withdrawal any such payment will be made, since applicable tax laws at the time of surrender or withdrawal would be determinative.

------------------------------------------------------------------------
DISTRIBUTION


The contracts will be sold by Minnesota Mutual life insurance agents who are also registered representatives of MIMLIC Sales Corporation or other broker-dealers who have entered into selling agreements with MIMLIC Sales Corporation. MIMLIC Sales Corporation acts as the principal underwriter of the contracts. MIMLIC Sales Corporation is a wholly-owned subsidiary of MIMLIC Asset Management Company, which in turn is a wholly-owned subsidiary of Minnesota Mutual. MIMLIC Asset Management Company is also the sole owner of the shares of Advantus Capital Management, Inc., the investment adviser for the Series Fund. MIMLIC Sales Corporation is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

  Commissions to dealers, paid in connection with the sale of the contracts, may not exceed an amount which is equal to 3.75% of the purchase payments received for the Individual Accumulation Annuity. Commissions on group cases may vary, but will not exceed that amount shown above.
  In addition, MIMLIC Sales Corporation or Minnesota Mutual will pay credits which allow registered representatives (Agents) who are responsible for sales of the contracts to attend conventions and other meetings sponsored by Minnesota Mutual or its affiliates for the purpose of promoting the sale of insurance and/or investment products offered by Minnesota Mutual and its affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Minnesota Mutual may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with Minnesota Mutual.

------------------------------------------------------------------------
FEDERAL TAX STATUS

INTRODUCTION
The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service.
  Minnesota Mutual is taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Fund D form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the Variable Fund D or on capital gains arising from the Variable Fund D's investment activities.

TAXATION OF ANNUITY CONTRACTS IN GENERAL
Section 72 of the Internal Revenue Code governs taxation of nonqualified annuities in general and some aspects of tax qualified programs. No taxes are imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected.
  As a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.
  For payments made in the event of a full surrender of an annuity, the taxable portion is generally the amount in excess of the cost basis (i.e., purchase payments) of the contract. Amounts withdrawn from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. Such taxable portion is taxed at ordinary income tax rates.
  In the case of a withdrawal under an annuity that is part of a qualified program, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.
  For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. Such taxable part is taxed at ordinary income rates.

  If a taxable distribution is made under the variable annuity contracts, a penalty tax of 10% of the amount of the taxable distribution may apply. This additional tax does not apply where the taxpayer is 59 1/2 or older, where payment is made on account of the taxpayer's disability, or where payment is made by reason of the death of the owner, and in certain other circumstances.

  The Code also provides an exception to the penalty tax for distributions in periodic payments, of substantially equal installments, be made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.
  For some types of qualified plans, other tax penalties may apply to certain distributions.
  A transfer of ownership of a contract, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of a contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.
  For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial purchases of contracts or otherwise. For further information on these rules, see your tax adviser.

DIVERSIFICATION REQUIREMENTS
Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Variable Fund D to be "adequately diversified" in order for the contract to be treated as an annuity contract for Federal tax purposes. Variable Fund D, through the Series Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Series Fund's assets may be invested. Although the investment adviser is an affiliate of Minnesota Mutual, Minnesota Mutual does not have control over the Series Fund or its investments. Nonetheless, Minnesota Mutual believes that each Portfolio of the Series Fund in which the Variable Fund D owns shares will be operated in compliance with the requirements prescribed by the Treasury.
  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.
  The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a contract has the choice of several sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. These differences could result in a contract owner being treated as the owner of the assets of Variable Fund D. In addition, Minnesota Mutual does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Minnesota Mutual therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of Variable Fund D.

REQUIRED DISTRIBUTIONS
In order to be treated as an  annuity contract for Federal income tax  purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death. These requirements shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.
  Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Minnesota Mutual intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.
  Other rules may apply to qualified contracts.

TAXATION OF DEATH BENEFIT PROCEEDS
Amounts may be distributed from a contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION
In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of nonqualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this Prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

TAX QUALIFIED PROGRAMS
The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.
  We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. Owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under annuities purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into the annuity or our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. Purchasers of annuities for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS
Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.
  Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES
Code Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of retirement plans may be placed into an Individual Retirement Annuity on a tax deferred basis. Employers may establish Simplified Employee Pension (SEP) Plans for making IRA contributions on behalf of their employees.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS
Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.


WITHHOLDING
In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules. Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are: (1) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more; (2) a required minimum distribution; or (3) the non-taxable portion of a distribution. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.
  Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within sixty days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER
It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a qualified tax adviser should be consulted.

------------------------------------------------------------------------
LEGAL PROCEEDINGS


There are no pending legal proceedings in which the Variable Fund D is a party. There are no material pending legal proceedings, other than ordinary routine litigation incidental to their business, in which Minnesota Mutual, MIMLIC Management, Advantus Capital or MIMLIC Sales is a party.


------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, which contains additional contract and Variable Fund D information including financial statements, is available from the offices of the Variable Fund D at your request. The Table of Contents for that Statement of Additional Information is as follows:

    Variable Fund D
    Trustees and Principal Management Officers of Minnesota Mutual
    Other Contracts
    Distribution of Contracts
    Performance Data
    Annuity Payments
    Auditors
    Financial Statements
    Appendix A--Calculation of Unit Values

                                    PART B

                       INFORMATION REQUIRED IN A STATEMENT

                            OF ADDITIONAL INFORMATION

                        Minnesota Mutual Variable Fund D

         Cross Reference Sheet to Statement of Additional Information


Form N-4

Item Number    Caption in Statement of Additional Information

   15.         Cover Page

   16.         Table of Contents

   17.         Minnesota Mutual Variable Fund D

   18.         Not Applicable

   19.         Not Applicable

   20.         Distribution of Contracts

   21.         Performance Data

   22.         Annuity Payments

   23.         Financial Statements

Minnesota Mutual Variable Fund D

Statement of Additional Information

The date of this document and the Prospectus is:  May 1, 1997


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Fund D's current Prospectus, bearing the same date, which may be obtained by calling the Variable Fund D at (612) 665-3500, or writing the Variable Fund D at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


                                TABLE OF CONTENTS

Variable Fund D

Trustees and Principal Management Officers of Minnesota Mutual

Other Contracts

Distribution of Contracts

Performance Data

Annuity Payments

Auditors

Financial Statements

Appendix A - Calculation of Unit Values

                                 VARIABLE FUND D

Minnesota Mutual Variable Fund D ("Variable Fund D") is a separate account of The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"). The Variable Fund D is registered as a unit investment trust. Prior to the Reorganization of the Fund in October of 1990 and the establishment of its several sub-accounts, the Fund was a open-end, diversified, management investment company investing in a diversified portfolio of equity securities, mainly common stocks.


TRUSTEES AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA MUTUAL

     Trustees                      Principal Occupation

Giulio Agostini             Senior Vice President, Finance and Administrative
                            Services, Minnesota Mining and Manufacturing
                            Company, Maplewood, Minnesota

Anthony L. Andersen         Chair-Board of Directors, H. B. Fuller Company, St.
                            Paul, Minnesota, since June 1995, prior thereto for more than five years President and Chief Executive
                            Officer, H. B. Fuller Company (Adhesive Products)

John F. Grundhofer          Chairman of the Board, President and Chief Executive
                            Officer, First Bank System, Inc., Minneapolis,
                            Minnesota (Banking)

Harold V. Haverty           Retired since May 1995, prior thereto, for more
                            than five years Chairman of the Board, President and Chief Executive Officer, Deluxe Corporation,
                            Shoreview, Minnesota (Check Printing)



David S. Kidwell, Ph.D.     Dean and Professor of Finance, The Curtis L.
                            Carlson School of Management, University of
                            Minnesota

Reatha C. King, Ph.D.       President and Executive Director, General Mills
                            Foundation, Minneapolis, Minnesota

Thomas E. Rohricht          Member, Doherty, Rumble & Butler Professional
                            Association, St. Paul, Minnesota (Attorneys)

Terry Tinson Saario, Ph.D.  Prior to March 1996, and for more than five years,
                            President, Northwest Area Foundation, St. Paul, Minnesota (Private Regional Foundation)

Robert L. Senkler           Chairman of the Board, President and Chief
                            Executive Officer, The Minnesota Mutual Life
                            Insurance Company, since August 1995; prior thereto for more than five years Vice President and Actuary, The Minnesota Mutual Life Insurance
                            Company

Michael E. Shannon          Chairman, Chief Financial and Administrative
                            Officer, Ecolab, Inc., St. Paul, Minnesota, since
                            August 1992, prior thereto President, Residential
                            Services Group, Ecolab, Inc., St. Paul, Minnesota from October 1990 to July 1992 (Develops and
                            Markets Cleaning and Sanitizing Products)

Frederick T. Weyerhaeuser   Chairman, Clearwater Investment Trust since May
                            1996, prior thereto for more than five years, Chairman, Clearwater Management Company, St.
                            Paul, Minnesota (Financial Management)

Principal Officers (other than Trustees)

           Name                         Position

      John F. Bruder              Senior Vice President

      Keith M. Campbell           Vice President

      Paul H. Gooding             Vice President and Treasurer

      Robert E. Hunstad           Executive Vice President

      James E. Johnson            Senior Vice President and Actuary

      Richard D. Lee              Vice President

      Joel W. Mahle               Vice President

      Dennis E. Prohofsky         Senior Vice President, General
                                  Counsel and Secretary

      Gregory S. Strong           Vice President and Actuary

      Terrence S. Sullivan        Senior Vice President

      Randy F. Wallake            Senior Vice President

All Trustees who are not also officers of Minnesota Mutual have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Mutual have been employed by Minnesota Mutual for at least five years.

                                 OTHER CONTRACTS

In addition to the contracts described in the Prospectus, Minnesota Mutual continually offers two types of Variable Fund D variable annuity contracts, both incorporating a deferred sales charge. These contracts are the Single Premium Deferred Variable Annuity Contract and the Flexible Payment Deferred Variable Annuity Contract.


                            DISTRIBUTION OF CONTRACTS

The contracts will be continuously sold by Minnesota Mutual life insurance agents who are also registered representatives of MIMLIC Sales Corporation or other broker-dealers who have entered into selling agreements with MIMLIC Sales. MIMLIC Sales acts as the principal underwriter of the contracts. MIMLIC Sales Corporation is a wholly-owned subsidiary of MIMLIC Asset Management Company, which is a wholly-owned subsidiary of Minnesota Mutual. MIMLIC Asset Management Company is also the sole owner of the shares of Advantus Capital Management, Inc., the investment adviser for the Variable Fund D. MIMLIC Sales is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Mutual for payment to the underwriter for 1996 was $109,175. These include payments made by Minnesota Mutual on behalf of the underwriter, as agents of Minnesota Mutual who are also registered representatives of MIMLIC Sales are compensated directly by Minnesota Mutual.

                                PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the sub-account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Fund D may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1996 were 4.20% and 4.29%, respectively.

TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for sub-accounts represent the total return for the period since the sub-account became available pursuant to the Variable Fund D's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period.

Prior to May 3, 1993, several of the sub-accounts were known by different names. The Growth Sub-Account was the Stock Sub-Account, the Asset Allocation Sub-Account was the Managed Sub-Account and the Index 500 Sub-Account was the Index Sub-Account.

The cumulative total return figures published by the Variable Fund D relating to the contracts described in the Prospectus will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses described below. The cumulative total returns for the sub-accounts for the specified periods ended December 31, 1994 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Mutual not absorbed Fund expenses as described above.

                         Cumulative Total Return Figures


                                      7% Sales Load                           No Sales Load
                               Ten Years         Cumulative            Ten Years         Cumulative
                            Ended 12/31/96*    Ended 12/31/96*      Ended 12/31/96*    Ended 12/31/96*
                            ---------------    ---------------      ---------------    ---------------
Growth Sub-Account         203.06% (203.06%)                        218.35% (218.35%)

Bond Sub-Account                               49.17%  (49.07%)                         60.40%  (60.28%)

Money Market
  Sub-Account                                  15.11%  (14.88%)                         23.78%  (23.40%)

Asset Allocation
  Sub-Account                                  90.48%  (90.48%)                        104.82% (104.82%)

Mortgage Securities
  Sub-Account                                  43.41%   (4.34%)                         54.20%  (54.12%)

Index 500
  Sub-Account                                 141.45% (141.31%)                        159.62% (159.46%)

Small Company
  Sub-Account                                  51.12%  (51.12%)                         62.50% (62.49%)

* Ten year cumulative total return figures are not available for the Bond Sub-Account, the Money Market Sub-Account, the Asset Allocation Sub-Account, the Mortgage Securities Sub-Account, the Index 500 Sub-Account, and the Small Company Sub-Account as these sub-accounts first became available as a result of the Variable Fund D reorganization in October 1990. The column above entitled "Cumulative Ended 12/31/96" for these specified sub-accounts illustrates the cumulative total return figures since the Variable Fund D reorganization.

Cumulative total return quotations for sub-accounts will be accompanied by average annual total return figures for a one-year period, five-year period and for the period since the sub-account became available pursuant to the Variable Fund D's registration statement. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The average annual total return figures published by the Variable Fund D will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses. Prior to January 1, 1986, the Fund incurred no expenses. During 1986 and from January 1 to March 8, 1987 Minnesota Mutual voluntarily absorbed all fees and expenses of any Fund portfolio that exceeded .75% of the average daily net assets of such Fund portfolio. For the period subsequent to March 9, 1987, Minnesota Mutual is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, and .90% of the average daily net assets of the Small Company Portfolio. There is no specified or minimum period of time during which Minnesota Mutual has agreed to continue its voluntary absorption of these expenses, and Minnesota Mutual may in its discretion cease its absorption of expenses at any time. Should Minnesota Mutual cease absorbing expenses the effect would be to increase Fund expenses and thereby reduce investment return.

The average annual total return figures described above may be accompanied by other average annual total return quotations for the same or other periods.
Such other average annual total return figures will be calculated as described above. The average annual rates of return, as thus calculated, for the sub-accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1996 are shown in the tables below. They are the same for the individual accumulation annuity, group accumulation annuity and group deposit administration contracts. The figures in parentheses show what the average annual rates of return would have been had Minnesota Mutual not absorbed Fund expenses as described above.




                                                     Average Annual Total Return

                                                            7% Sales Load

                            One Year            Five Years             Ten Years          Since Inception
                         Ended 12/31/96       Ended 12/31/96*       Ended 12/31/96*       Ended 12/31/96*
                         --------------       ---------------       ---------------       ---------------
Growth Sub-Account       8.40%   (8.40%)       7.90%  (7.90%)       11.46% (11.46%)         --      --

Bond Sub-Account        -4.78%  (-4.78%)       4.59%  (4.20%)        --      --            6.68%  (6.65%)

Money Market
  Sub-Account           -2.94%  (-2.94%)       1.92%  (1.70%)        --      --            2.30%  (2.08%)

Asset Allocation
  Sub-Account            4.04%   (4.04%)       7.45%  (7.45%)        --      --           10.98% (10.98%)

Mortgage Securities
  Sub-Account           -2.66%  (-2.66%)       4.75%  (4.73%)        --      --            6.00%  (5.98%)

Index 500
  Sub-Account           12.38%  (12.38%)      12.29% (12.27%)        --       --          15.32% (15.31%)

Small Company
  Sub-Account           -1.56%  (-1.56%)        --      --           --      --           11.92% (11.92%)

*Ten year average annual total return figures are not available for the Bond Sub-Account the Money Market Sub-Account, the Asset Allocation Sub-Account, the Mortgage Securities Sub-Account and the Index 500 Sub-Account as these sub-accounts first became available as a result of the Variable Fund D reorganization in October 1990. The five and ten year average annual total return figures are not available for the Small Company Sub-Account as this sub-account's inception date is May 3, 1993. The column above entitled "Since Inception Ended 12/31/96" for these specified sub-accounts illustrates the average annual total return figures since the Variable Fund D reorganization.


                                                            No Sales Load

                            One Year            Five Years             Ten Years          Since Inception
                         Ended 12/31/96       Ended 12/31/96*       Ended 12/31/96*       Ended 12/31/96*
                         --------------       ---------------       ---------------       ---------------
Growth Sub-Account       16.56% (16.56%)       9.48%  (9.48%)       12.28%  (12.28%)         --      --

Bond Sub-Account          2.39%  (2.39%)       6.12%  (6.09%)        --      --            7.94%  (7.91%)

Money Market
  Sub-Account             4.39%  (4.37%)       3.41%  (3.19%)        --      --            3.51%  (3.29%)

Asset Allocation
  Sub-Account            11.87% (11.87%)       9.02%  (9.02%)        --      --           12.29% (12.29%)

Mortgage Securities
  Sub-Account             4.67%  (4.67%)       6.29%  (6.27%)        --      --            7.25%  (7.23%)

Index 500
  Sub-Account            20.84% (20.84%)      13.93% (13.91%)        --      --           16.68% (16.67%)

Small Company
  Sub-Account             5.85%  (5.85%)        --      --           --      --           14.16% (14.16%)

*Ten year average annual total return figures are not available for the Bond Sub-Account the Money Market Sub-Account, the Asset Allocation Sub-Account, the Mortgage Securities Sub-Account and the Index 500 Sub-Account as these sub-accounts first became available as a result of the Variable Fund D reorganization in October 1990. The five and ten year average annual total return figures are not available for the Small Company Sub-Accounts as this sub-account's inception date is May 3, 1995. The column above entitled "Since Inception Ended 12/31/96" for these specified sub-accounts illustrates the average annual total return figures since the Variable Fund D reorganization.

                                ANNUITY PAYMENTS

Please see Appendix A to this Statement of Additional Information for an illustration of the calculation of annuity unit values and of a variable annuity payment, showing the method used for the calculation of both the initial and subsequent payments.


                                    AUDITORS

The financial statements of Minnesota Mutual Variable Fund D and The Minnesota Mutual Life Insurance Company included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their reports in this Statement of Additional Information, and are included herein in reliance upon such reports and upon the authority of such firm as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees of The Minnesota Mutual Life Insurance Company and Contract Owners of Minnesota Mutual Variable Fund D:

  We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Segregated Sub-Accounts of Minnesota Mutual Variable Fund D (the Account) as of December 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for periods presented in footnote (6). These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1996 were verified by examination of the underlying portfolios of MIMLIC Series Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Segregated Sub-Account of Minnesota Mutual Variable Fund D at December 31, 1996, the results of their operations for the year then ended and changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 14, 1997

                        MINNESOTA MUTUAL VARIABLE FUND D
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                               -------------------------------------------------------------
                                                                                          MONEY        ASSET      MORTGAGE
                           ASSETS                                GROWTH       BOND       MARKET     ALLOCATION   SECURITIES
-------------------------------------------------------------  -----------  ---------  -----------  -----------  -----------
Investments in shares of MIMLIC Series Fund, Inc.:
  Growth Portfolio, 27,916,914 shares at net asset value of
    $2.343 per share (cost $44,638,303)......................  $65,417,150     --          --           --           --
  Bond Portfolio, 371,302 shares at net asset value of $1.283
    per share (cost $471,590)................................      --         476,486      --           --           --
  Money Market Portfolio, 489,652 shares at net asset value
    of $1.000 per share (cost $489,652)......................      --          --         489,652       --           --
  Asset Allocation Portfolio, 3,080,843 shares at net asset
    value of $1.865 per share (cost $4,899,487)..............      --          --          --        5,745,482       --
  Mortgage Securities Portfolio, 227,444 shares at net asset
    value of $1.187 per share (cost $262,646)................      --          --          --           --          269,885
  Index 500 Portfolio, 995,833 shares at net asset value of
    $2.409 per share (cost $1,754,836).......................      --          --          --           --           --
  Small Company Portfolio, 120,873 shares at net asset value
    of $1.535 per share (cost $194,435)......................      --          --          --           --           --
                                                               -----------  ---------  -----------  -----------  -----------
                                                                65,417,150    476,486     489,652    5,745,482      269,885
Receivable from MIMLIC Series Fund, Inc. for investments
  sold.......................................................        2,095         11       2,219          128       65,007
Receivable from Minnesota Mutual for contract purchase
  payments...................................................       26,631         79      --            4,945       --
                                                               -----------  ---------  -----------  -----------  -----------
      Total assets...........................................   65,445,876    476,576     491,871    5,750,555      334,892
                                                               -----------  ---------  -----------  -----------  -----------
                         LIABILITIES
-------------------------------------------------------------
Payable to MIMLIC Series Fund, Inc. for investments
  purchased..................................................       26,631         79      --            4,945       --
Payable to Minnesota Mutual for contract terminations and
  mortality and expense charges..............................        2,095         11       2,219          128       65,007
                                                               -----------  ---------  -----------  -----------  -----------
      Total liabilities......................................       28,726         90       2,219        5,073       65,007
                                                               -----------  ---------  -----------  -----------  -----------
      Net assets applicable to annuity contract owners.......  $65,417,150    476,486     489,652    5,745,482      269,885
                                                               -----------  ---------  -----------  -----------  -----------
                                                               -----------  ---------  -----------  -----------  -----------
                   CONTRACT OWNERS' EQUITY
-------------------------------------------------------------
Contracts in accumulation period, accumulation units
  outstanding of 4,666,243 for Growth; 296,978 for Bond;
  395,596 for Money Market; 2,804,901 for Asset Allocation;
  175,022 for Mortgage Securities; 923,905 for Index 500 and
  114,187 for Small Company..................................  $64,577,971    476,486     489,652    5,745,482      269,885
Contracts in annuity payment period (note 2).................      839,179     --          --           --           --
                                                               -----------  ---------  -----------  -----------  -----------
      Total contract owners' equity..........................  $65,417,150    476,486     489,652    5,745,482      269,885
                                                               -----------  ---------  -----------  -----------  -----------
                                                               -----------  ---------  -----------  -----------  -----------
NET ASSET VALUE PER ACCUMULATION UNIT........................  $    13.839      1.604       1.238        2.048        1.542
                                                               -----------  ---------  -----------  -----------  -----------
                                                               -----------  ---------  -----------  -----------  -----------


                                                                 INDEX       SMALL
                           ASSETS                                 500       COMPANY
-------------------------------------------------------------  ---------  -----------
Investments in shares of MIMLIC Series Fund, Inc.:
  Growth Portfolio, 27,916,914 shares at net asset value of
    $2.343 per share (cost $44,638,303)......................     --          --
  Bond Portfolio, 371,302 shares at net asset value of $1.283
    per share (cost $471,590)................................     --          --
  Money Market Portfolio, 489,652 shares at net asset value
    of $1.000 per share (cost $489,652)......................     --          --
  Asset Allocation Portfolio, 3,080,843 shares at net asset
    value of $1.865 per share (cost $4,899,487)..............     --          --
  Mortgage Securities Portfolio, 227,444 shares at net asset
    value of $1.187 per share (cost $262,646)................     --          --
  Index 500 Portfolio, 995,833 shares at net asset value of
    $2.409 per share (cost $1,754,836).......................  2,398,674      --
  Small Company Portfolio, 120,873 shares at net asset value
    of $1.535 per share (cost $194,435)......................     --         185,521
                                                               ---------  -----------
                                                               2,398,674     185,521
Receivable from MIMLIC Series Fund, Inc. for investments
  sold.......................................................         64           3
Receivable from Minnesota Mutual for contract purchase
  payments...................................................        635      65,178
                                                               ---------  -----------
      Total assets...........................................  2,399,373     250,702
                                                               ---------  -----------
                         LIABILITIES
-------------------------------------------------------------
Payable to MIMLIC Series Fund, Inc. for investments
  purchased..................................................        635      65,178
Payable to Minnesota Mutual for contract terminations and
  mortality and expense charges..............................         64           3
                                                               ---------  -----------
      Total liabilities......................................        699      65,181
                                                               ---------  -----------
      Net assets applicable to annuity contract owners.......  2,398,674     185,521
                                                               ---------  -----------
                                                               ---------  -----------
                   CONTRACT OWNERS' EQUITY
-------------------------------------------------------------
Contracts in accumulation period, accumulation units
  outstanding of 4,666,243 for Growth; 296,978 for Bond;
  395,596 for Money Market; 2,804,901 for Asset Allocation;
  175,022 for Mortgage Securities; 923,905 for Index 500 and
  114,187 for Small Company..................................  2,398,674     185,521
Contracts in annuity payment period (note 2).................     --          --
                                                               ---------  -----------
      Total contract owners' equity..........................  2,398,674     185,521
                                                               ---------  -----------
                                                               ---------  -----------
NET ASSET VALUE PER ACCUMULATION UNIT........................      2.596       1.624
                                                               ---------  -----------
                                                               ---------  -----------

See accompanying notes to financial statements.

                        MINNESOTA MUTUAL VARIABLE FUND D
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                            -----------------------------------------------------------------------
                                                                                       MONEY       ASSET      MORTGAGE
                                                               GROWTH       BOND      MARKET    ALLOCATION   SECURITIES   INDEX 500
                                                            ------------  ---------  ---------  -----------  -----------  ---------
Investment income (loss):
  Investment income distributions from underlying mutual
    fund (note 5).........................................  $    542,019     25,694     22,653     182,931       12,622      31,146
  Reimbursement from Minnesota Mutual for excess expense
    charges (note 4)......................................       183,716      1,155      1,105      13,502          621       3,009
  Mortality and expense charges (note 3)..................      (501,360)    (3,907)    (3,739)    (45,678)      (2,099)    (17,721)
                                                            ------------  ---------  ---------  -----------  -----------  ---------
    Investment income (loss) -- net.......................       224,375     22,942     20,019     150,755       11,144      16,434
                                                            ------------  ---------  ---------  -----------  -----------  ---------
Realized and unrealized gains (losses) on investments --
  net:
  Realized gain distributions from underlying mutual fund
    (note 5)..............................................     5,093,360      4,632     --         334,941       --          16,123
                                                            ------------  ---------  ---------  -----------  -----------  ---------
  Realized gains on sales of investments:
    Proceeds from sales...................................     6,572,569    283,205    749,890   1,094,745      914,466     857,151
    Cost of investments sold..............................    (4,575,983)  (278,098)  (749,890)   (975,369)    (913,850)   (671,087)
                                                            ------------  ---------  ---------  -----------  -----------  ---------
                                                               1,996,586      5,107     --         119,376          616     186,064
                                                            ------------  ---------  ---------  -----------  -----------  ---------
    Net realized gains on investments.....................     7,089,946      9,739     --         454,317          616     202,187
                                                            ------------  ---------  ---------  -----------  -----------  ---------
Net change in unrealized appreciation or depreciation of
  investments.............................................     2,291,349    (22,377)    --          36,511         (383)    204,033
                                                            ------------  ---------  ---------  -----------  -----------  ---------
    Net gains (losses) on investments.....................     9,381,295    (12,638)    --         490,828          233     406,220
                                                            ------------  ---------  ---------  -----------  -----------  ---------
Net increase in net assets resulting from operations......  $  9,605,670     10,304     20,019     641,583       11,377     422,654
                                                            ------------  ---------  ---------  -----------  -----------  ---------
                                                            ------------  ---------  ---------  -----------  -----------  ---------


                                                               SMALL
                                                              COMPANY
                                                            -----------
Investment income (loss):
  Investment income distributions from underlying mutual
    fund (note 5).........................................         254
  Reimbursement from Minnesota Mutual for excess expense
    charges (note 4)......................................         353
  Mortality and expense charges (note 3)..................      (1,195)
                                                            -----------
    Investment income (loss) -- net.......................        (588)
                                                            -----------
Realized and unrealized gains (losses) on investments --
  net:
  Realized gain distributions from underlying mutual fund
    (note 5)..............................................      13,014
                                                            -----------
  Realized gains on sales of investments:
    Proceeds from sales...................................     915,201
    Cost of investments sold..............................    (894,481)
                                                            -----------
                                                                20,720
                                                            -----------
    Net realized gains on investments.....................      33,734
                                                            -----------
Net change in unrealized appreciation or depreciation of
  investments.............................................     (25,097)
                                                            -----------
    Net gains (losses) on investments.....................       8,637
                                                            -----------
Net increase in net assets resulting from operations......       8,049
                                                            -----------
                                                            -----------

See accompanying notes to financial statements.

                        MINNESOTA MUTUAL VARIABLE FUND D
                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996

                                                               SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------
                                                          MONEY       ASSET       MORTGAGE      INDEX      SMALL
                                    GROWTH       BOND     MARKET   ALLOCATION    SECURITIES      500      COMPANY
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
Operations:
  Investment income (loss) --
    net.........................  $   224,375    22,942    20,019     150,755       11,144       16,434       (588)
  Net realized gains on
    investments.................    7,089,946     9,739     --        454,317          616      202,187     33,734
  Net change in unrealized
    appreciation or depreciation
    of investments..............    2,291,349   (22,377)    --         36,511         (383)     204,033    (25,097)
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
Net increase in net assets
  resulting from operations.....    9,605,670    10,304    20,019     641,583       11,377      422,654      8,049
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
Contract transactions (notes 2,
  3, 5 and 6):
  Contract purchase payments....    2,830,496   242,861   798,453     746,516      969,611      774,721    900,039
  Contract terminations and
    withdrawal payments.........   (6,150,876) (280,453) (747,256) (1,062,569)    (912,988)    (842,439)  (914,359)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period......................       18,500     --        --         --           --           --         --
  Annuity benefit payments......     (122,548)    --        --         --           --           --         --
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
Increase (decrease) in net
  assets from contract
  transactions..................   (3,424,428)  (37,592)   51,197    (316,053)      56,623      (67,718)   (14,320)
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
Increase (decrease) in net
  assets........................    6,181,242   (27,288)   71,216     325,530       68,000      354,936     (6,271)
Net assets at the beginning of
  year..........................   59,235,908   503,774   418,436   5,419,952      201,885    2,043,738    191,792
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
Net assets at the end of year...  $65,417,150   476,486   489,652   5,745,482      269,885    2,398,674    185,521
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
                                  -----------  --------  --------  -----------   ----------   ---------  ----------

See accompanying notes to financial statements.

                        MINNESOTA MUTUAL VARIABLE FUND D
                STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
                          YEAR ENDED DECEMBER 31, 1995

                                                               SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------
                                                          MONEY       ASSET       MORTGAGE      INDEX      SMALL
                                    GROWTH       BOND     MARKET   ALLOCATION    SECURITIES      500      COMPANY
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
Operations:
  Investment income (loss) --
    net.........................  $   252,409    15,601    36,092     114,255       20,750       15,439       (400)
  Net realized gains on
    investments.................    4,044,747     6,628     --        101,904        1,419       77,814     18,175
  Net change in unrealized
    appreciation or depreciation
    of investments..............    7,585,720    67,418     --        853,553       19,637      384,075     12,593
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
Net increase in net assets
  resulting from operations.....   11,882,876    89,647    36,092   1,069,712       41,806      477,328     30,368
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
Contract transactions (notes 2,
  3, 5 and 6):
  Contract purchase payments....    2,227,245   285,425   647,179     678,249      400,199      690,349    222,170
  Contract terminations and
    withdrawal payments.........   (7,444,132) (380,190) (781,908) (1,005,491)    (442,206)    (525,202)  (145,230)
  Actuarial adjustments for
    mortality experience on
    annuities in payment
    period......................       20,797     --        --         --           --           --         --
  Annuity benefit payments......     (107,858)    --        --         --           --           --         --
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
Increase (decrease) in net
  assets from contract
  transactions..................   (5,303,948)  (94,765) (134,729)   (327,242)     (42,007)     165,147     76,940
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
Increase (decrease) in net
  assets........................    6,578,928    (5,118)  (98,637)    742,470         (201)     642,475    107,308
Net assets at the beginning of
  year..........................   52,656,980   508,892   517,073   4,677,482      202,086    1,401,263     84,484
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
Net assets at the end of year...  $59,235,908   503,774   418,436   5,419,952      201,885    2,043,738    191,792
                                  -----------  --------  --------  -----------   ----------   ---------  ----------
                                  -----------  --------  --------  -----------   ----------   ---------  ----------

See accompanying notes to financial statements.

                        MINNESOTA MUTUAL VARIABLE FUND D

                         NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
  Minnesota Mutual Variable Fund D (the Account) is organized as a segregated asset account of The Minnesota Mutual Life Insurance Company (Minnesota Mutual) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended).
  The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Mutual. Contract owners allocate their variable annuity payments to one or more of the seven segregated sub-accounts. Such payments are then invested in shares of MIMLIC Series Fund, Inc. (the Fund) organized by Minnesota Mutual as the investment vehicle for its variable annuity contracts and variable life policies. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Portfolios of the Fund, respectively.
  MIMLIC Sales Corporation acts as the underwriter for the Account. MIMLIC Asset Management Company acts as the investment adviser for the Fund. MIMLIC Sales Corporation is a wholly-owned subsidiary of MIMLIC Asset Management Company. MIMLIC Asset Management Company is a wholly-owned subsidiary of Minnesota Mutual.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

INVESTMENTS IN MIMLIC SERIES FUND, INC.
  Investments in shares of the Fund portfolios are stated at market value which is the net asset value per share as determined daily by the Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Fund are reinvested in additional shares of the Fund and are recorded by the sub-accounts on the ex-dividend date.

FEDERAL INCOME TAXES
  The Account is treated as part of Minnesota Mutual for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Fund.

CONTRACTS IN ANNUITY PAYMENT PERIOD
  Annuity reserves are computed for contracts currently payable using the Progressive Annuity Mortality Table and an assumed interest rate of 3.5 percent. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Mutual if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Mutual reimburses the Account.

(3) MORTALITY AND EXPENSE AND SALES AND ADMINISTRATIVE SERVICE CHARGES
  The mortality and expense charge paid to Minnesota Mutual is computed daily and is equal, on an annual basis, to .795 percent of the average daily net assets of the Account.
  Sales and administrative service charges, depending upon the type of contract, may be deducted from the contract owner's contract purchase payment or contract withdrawal. Total sales and administrative charges deducted from contract purchase payments or contract withdrawal proceeds for the years ended December 31, 1996 and 1995 amounted to $3,111 and $44,403, respectively.

(4) REIMBURSEMENT FROM MINNESOTA MUTUAL FOR EXCESS EXPENSES
  Effective October 26, 1990, the contract owners of the Account voted to reorganize as a unit investment trust under the Investment Company Act of 1940 (as amended). Prior to the reorganization, the Account invested directly in a diversified portfolio of equity securities. The Account has seven segregated sub-accounts to which contract owners may allocate their payments.
  Under the Plan of Reorganization, Minnesota Mutual agreed to reimburse the Account for any increase in expenses paid by the Account as a result of the reorganization. Prior to the reorganization, the Account was charged an investment advisory fee equal, on an annual basis, to .265 percent of the average daily net assets. After the reorganization, the

                        MINNESOTA MUTUAL VARIABLE FUND D

Account no longer pays an investment advisory fee since it no longer invests directly in a portfolio of securities. However, contract values that are allocated to the segregated sub-accounts after the reorganization are invested in Fund portfolios that pay investment advisory fees as well as other operating expenses. Investment advisory fees are based on the average daily net assets of the Fund portfolios at the annual rate of .50 percent for the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios, .40 percent for the Index 500 Portfolio and .75 percent for the Small Company Portfolio.
  In calculating the accumulation unit value for the Growth segregated sub-account, Minnesota Mutual has agreed to make an adjustment that will have the effect of reimbursing the excess of any expenses indirectly incurred as a result of the investment advisory fee and the operating expenses incurred by the Growth Portfolio over the .265 percent investment advisory paid prior to the reorganization. In calculating the accumulation unit value for the segregated sub-accounts other than Growth, Minnesota Mutual will make adjustments that, in effect, reimburse the excess of the investment advisory fees incurred through indirect investment in the Fund over the .265 percent investment management fee paid prior to the reorganization. No adjustment will be made for the additional operating expenses charged to those portfolios. However, in the past nine years Minnesota Mutual has voluntarily absorbed other operating expenses that exceed
 .15 percent on an annual basis for each Fund portfolio.

(5) INVESTMENT TRANSACTIONS
  The Account's purchases of Fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1996:

Growth Portfolio..............................................................  $8,465,876
Bond Portfolio................................................................     273,187
Money Market Portfolio........................................................     821,221
Asset Allocation Portfolio....................................................   1,264,388
Mortgage Securities Portfolio.................................................     982,233
Index 500 Portfolio...........................................................     821,990
Small Company Portfolio.......................................................     913,307

                        MINNESOTA MUTUAL VARIABLE FUND D

(6) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS
  Transactions in units for each segregated sub-account for the years ended December 31, 1996 and 1995 were as follows:

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                     -----------------------------------
                                                                                                                MONEY
                                                                                       GROWTH        BOND       MARKET
                                                                                     -----------  ----------  ----------
Units outstanding at December 31, 1994.............................................    5,406,377     386,750     457,011
Contract purchase payments.........................................................      199,989     189,477     567,847
Deductions for contract terminations and withdrawal payments.......................     (687,507)   (254,615)   (672,123)
                                                                                     -----------  ----------  ----------
Units outstanding at December 31, 1995.............................................    4,918,859     321,612     352,735
Contract purchase payments.........................................................      220,706     157,141     658,856
Deductions for contract terminations and withdrawal payments.......................     (473,322)   (181,775)   (615,995)
                                                                                     -----------  ----------  ----------
Units outstanding at December 31, 1996.............................................    4,666,243     296,978     395,596
                                                                                     -----------  ----------  ----------
                                                                                     -----------  ----------  ----------

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------
                                                                           ASSET      MORTGAGE      INDEX       SMALL
                                                                        ALLOCATION   SECURITIES      500       COMPANY
                                                                        -----------  -----------  ----------  ----------
Units outstanding at December 31, 1994................................    3,175,751     160,939      886,632      72,272
Contract purchase payments............................................      411,886     289,664      359,706     154,531
Deductions for contract terminations and withdrawal payments..........     (627,510)   (313,616)    (295,035)   (101,921)
                                                                        -----------  -----------  ----------  ----------
Units outstanding at December 31, 1995................................    2,960,127     136,987      951,303     124,882
Contract purchase payments............................................      394,756     658,136      333,682     556,186
Deductions for contract terminations and withdrawal payments..........     (549,982)   (620,101)    (361,080)   (566,881)
                                                                        -----------  -----------  ----------  ----------
Units outstanding at December 31, 1996................................    2,804,901     175,022      923,905     114,187
                                                                        -----------  -----------  ----------  ----------
                                                                        -----------  -----------  ----------  ----------

                        MINNESOTA MUTUAL VARIABLE FUND D

(7) FINANCIAL HIGHLIGHTS
  The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

GROWTH

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                     ------------------------------------------
                                                                                       1996       1995       1994       1993
                                                                                     ---------  ---------  ---------  ---------
Unit value, beginning of year......................................................  $  11.877      9.604      9.573      9.196
                                                                                     ---------  ---------  ---------  ---------
Income from investment operations:
  Net investment income............................................................       .047       .049       .053       .086
  Net gains or losses on securities (both realized and unrealized).................      1.915      2.224      (.022)      .291
                                                                                     ---------  ---------  ---------  ---------
    Total from investment operations...............................................      1.962      2.273       .031       .377
                                                                                     ---------  ---------  ---------  ---------
Unit value, end of year............................................................  $  13.839     11.877      9.604      9.573
                                                                                     ---------  ---------  ---------  ---------
                                                                                     ---------  ---------  ---------  ---------


                                                                                       1992
                                                                                     ---------
Unit value, beginning of year......................................................      8.803
                                                                                     ---------
Income from investment operations:
  Net investment income............................................................       .109
  Net gains or losses on securities (both realized and unrealized).................       .284
                                                                                     ---------
    Total from investment operations...............................................       .393
                                                                                     ---------
Unit value, end of year............................................................      9.196
                                                                                     ---------
                                                                                     ---------

                        MINNESOTA MUTUAL VARIABLE FUND D

BOND

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       ------------------------------------------
                                                                                         1996       1995       1994       1993
                                                                                       ---------  ---------  ---------  ---------
Unit value, beginning of year........................................................  $   1.567      1.316      1.386      1.264
                                                                                       ---------  ---------  ---------  ---------
Income (loss) from investment operations:
  Net investment income..............................................................       .072       .044       .051       .030
  Net gains or losses on securities (both realized and unrealized)...................      (.035)      .207      (.121)      .092
                                                                                       ---------  ---------  ---------  ---------
    Total from investment operations.................................................       .037       .251      (.070)      .122
                                                                                       ---------  ---------  ---------  ---------
Unit value, end of year..............................................................  $   1.604      1.567      1.316      1.386
                                                                                       ---------  ---------  ---------  ---------
                                                                                       ---------  ---------  ---------  ---------


                                                                                         1992
                                                                                       ---------
Unit value, beginning of year........................................................      1.191
                                                                                       ---------
Income (loss) from investment operations:
  Net investment income..............................................................       .035
  Net gains or losses on securities (both realized and unrealized)...................       .038
                                                                                       ---------
    Total from investment operations.................................................       .073
                                                                                       ---------
Unit value, end of year..............................................................      1.264
                                                                                       ---------
                                                                                       ---------

                        MINNESOTA MUTUAL VARIABLE FUND D

MONEY MARKET

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       ------------------------------------------
                                                                                         1996       1995       1994       1993
                                                                                       ---------  ---------  ---------  ---------
Unit value, beginning of year........................................................  $   1.186      1.131      1.097      1.074
                                                                                       ---------  ---------  ---------  ---------
Income from investment operations:
  Net investment income..............................................................       .052       .055       .034       .023
                                                                                       ---------  ---------  ---------  ---------
    Total from investment operations.................................................       .052       .055       .034       .023
                                                                                       ---------  ---------  ---------  ---------
Unit value, end of year..............................................................  $   1.238      1.186      1.131      1.097
                                                                                       ---------  ---------  ---------  ---------
                                                                                       ---------  ---------  ---------  ---------


                                                                                         1992
                                                                                       ---------
Unit value, beginning of year........................................................      1.047
                                                                                       ---------
Income from investment operations:
  Net investment income..............................................................       .027
                                                                                       ---------
    Total from investment operations.................................................       .027
                                                                                       ---------
Unit value, end of year..............................................................      1.074
                                                                                       ---------
                                                                                       ---------

                        MINNESOTA MUTUAL VARIABLE FUND D

ASSET ALLOCATION

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       ------------------------------------------
                                                                                         1996       1995       1994       1993
                                                                                       ---------  ---------  ---------  ---------
Unit value, beginning of year........................................................  $   1.831      1.473      1.502      1.419
                                                                                       ---------  ---------  ---------  ---------
Income (loss) from investment operations:
  Net investment income..............................................................       .051       .039       .024       .019
  Net gains or losses on securities (both realized and unrealized)...................       .166       .319      (.053)      .064
                                                                                       ---------  ---------  ---------  ---------
    Total from investment operations.................................................       .217       .358      (.029)      .083
                                                                                       ---------  ---------  ---------  ---------
Unit value, end of year..............................................................  $   2.048      1.831      1.473      1.502
                                                                                       ---------  ---------  ---------  ---------
                                                                                       ---------  ---------  ---------  ---------


                                                                                         1992
                                                                                       ---------
Unit value, beginning of year........................................................      1.330
                                                                                       ---------
Income (loss) from investment operations:
  Net investment income..............................................................       .020
  Net gains or losses on securities (both realized and unrealized)...................       .069
                                                                                       ---------
    Total from investment operations.................................................       .089
                                                                                       ---------
Unit value, end of year..............................................................      1.419
                                                                                       ---------
                                                                                       ---------

                        MINNESOTA MUTUAL VARIABLE FUND D

MORTGAGE SECURITIES

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       ------------------------------------------
                                                                                         1996       1995       1994       1993
                                                                                       ---------  ---------  ---------  ---------
Unit value, beginning of year........................................................  $   1.473      1.255      1.307      1.203
                                                                                       ---------  ---------  ---------  ---------
Income (loss) from investment operations:
  Net investment income..............................................................       .063       .106       .055       .044
  Net gains or losses on securities (both realized and unrealized)...................       .006       .112      (.107)      .060
                                                                                       ---------  ---------  ---------  ---------
    Total from investment operations.................................................       .069       .218      (.052)      .104
                                                                                       ---------  ---------  ---------  ---------
Unit value, end of year..............................................................  $   1.542      1.473      1.255      1.307
                                                                                       ---------  ---------  ---------  ---------
                                                                                       ---------  ---------  ---------  ---------


                                                                                         1992
                                                                                       ---------
Unit value, beginning of year........................................................      1.137
                                                                                       ---------
Income (loss) from investment operations:
  Net investment income..............................................................       .008
  Net gains or losses on securities (both realized and unrealized)...................       .058
                                                                                       ---------
    Total from investment operations.................................................       .066
                                                                                       ---------
Unit value, end of year..............................................................      1.203
                                                                                       ---------
                                                                                       ---------

                        MINNESOTA MUTUAL VARIABLE FUND D

INDEX 500

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                       ------------------------------------------
                                                                                         1996       1995       1994       1993
                                                                                       ---------  ---------  ---------  ---------
Unit value, beginning of year........................................................  $   2.148      1.580      1.572      1.442
                                                                                       ---------  ---------  ---------  ---------
Income from investment operations:
  Net investment income..............................................................       .017       .019       .014       .010
  Net gains or losses on securities (both realized and unrealized)...................       .431       .549      (.006)      .120
                                                                                       ---------  ---------  ---------  ---------
    Total from investment operations.................................................       .448       .568       .008       .130
                                                                                       ---------  ---------  ---------  ---------
Unit value, end of year..............................................................  $   2.596      2.148      1.580      1.572
                                                                                       ---------  ---------  ---------  ---------
                                                                                       ---------  ---------  ---------  ---------


                                                                                         1992
                                                                                       ---------
Unit value, beginning of year........................................................      1.352
                                                                                       ---------
Income from investment operations:
  Net investment income..............................................................       .011
  Net gains or losses on securities (both realized and unrealized)...................       .079
                                                                                       ---------
    Total from investment operations.................................................       .090
                                                                                       ---------
Unit value, end of year..............................................................      1.442
                                                                                       ---------
                                                                                       ---------

                        MINNESOTA MUTUAL VARIABLE FUND D

SMALL COMPANY

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------
                                                                                        1996       1995       1994
                                                                                      ---------  ---------  ---------
Unit value, beginning of period.....................................................  $   1.535      1.169      1.107
                                                                                      ---------  ---------  ---------
Income from investment operations:
  Net investment loss...............................................................      (.006)     (.005)     (.004)
  Net gains on securities (both realized and unrealized)............................       .095       .371       .066
                                                                                      ---------  ---------  ---------
    Total from investment operations................................................       .089       .366       .062
                                                                                      ---------  ---------  ---------
Unit value, end of period...........................................................  $   1.624      1.535      1.169
                                                                                      ---------  ---------  ---------
                                                                                      ---------  ---------  ---------


                                                                                      PERIOD FROM MAY 3,
                                                                                             1993*
                                                                                        TO DECEMBER 31,
                                                                                             1993
                                                                                      -------------------
Unit value, beginning of period.....................................................           1.000
                                                                                               -----
Income from investment operations:
  Net investment loss...............................................................           (.002)
  Net gains on securities (both realized and unrealized)............................            .109
                                                                                               -----
    Total from investment operations................................................            .107
                                                                                               -----
Unit value, end of period...........................................................           1.107
                                                                                               -----
                                                                                               -----

* Commencement of the segregated sub-account's operations.

                                   APPENDIX A

CALCULATION OF ACCUMULATION UNIT VALUES

Calculation of the net investment factor and the accumulation unit value may be illustrated by the following hypothetical example. Assume the accumulation unit value of the Variable Fund D Growth Sub-Account on the immediately preceding valuation period was $6.499041. Assume the following about the Series Fund Growth Portfolio: (a) the net asset value per share of the Growth Portfolio was $1.394438 at the end of the current valuation period; (2) the Growth Portfolio declared a per share dividend and capital gain distribution in the amount of $.037162 during the current valuation period; and (3) the net asset value per share of the Growth Portfolio was $1.426879 at the end of the preceding valuation period.

The gross investment rate for the valuation period would be equal to 1.0033086 (1.394438 plus .037162 divided by 1.426879). The net investment rate for the valuation period is determined by deducting the total Growth Sub-Account expenses from the gross investment rate. Total Growth Sub-Account expenses of
 .0000162 is equal to .0000315 for mortality and risk expense (the daily equivalent of .795% assuming 252 valuation dates per year) less .0000093 for the investment management fee reimbursement (the daily equivalent of .235% assuming 252 valuation dates per year) less .0000060 for the other expense reimbursement (the daily equivalent of .150% assuming 252 valuation dates per year). The net investment rate equals 1.0032924 (1.0033086 minus .0000162).

The accumulation unit value at the end of the valuation period would be equal to the value on the immediately preceding valuation date ($6.499041) multiplied by the net investment factor for the current valuation period (1.003294), which produces $6.520438.

CALCULATION OF ANNUITY UNIT VALUES AND VARIABLE ANNUITY PAYMENT

The determination of the annuity unit value and the annuity payment may be illustrated by the following hypothetical example. Assume that the contract has been in force for more than ten years so that no deferred sales charge will apply and that there is no deduction for annuity premium taxes. Assume further that at the date of his or her retirement, the annuitant has credited to his or her account 30,000 accumulation units, and that the value of an accumulation unit on the valuation date next following the fourteenth day of the preceding month was $1.150000, producing a total value of $34,500. Assume also that the annuitant elects an option for which the table in the contract indicates the first monthly payment is $6.57 per $1,000 of value applied; the annuitant's first monthly payment would thus be 34.500 multiplied by $6.57, or $226.67.

Assume that the annuity unit value on the due date of the first payment was $1.100000. When this is divided into the first monthly payment, the number of annuity units represented by that payment is determined to be 206.064. The value of this same number of annuity units will be paid in each subsequent month.

Assume further that the accumulation unit value on the valuation date next following the fourteenth day of the succeeding month is $1.160000. This is divided by the accumulation unit value on the preceding monthly valuation date ($1.150000) to produce a ratio of 1.008696. Multiplying this ratio by .997137 to neutralize the assumed investment rate of 3.5% per annum already taken into account in determining annuity units as described above, produces a result of
1.005808. This is then multiplied by the preceding annuity unit value ($1.100000) to produce a current annuity value of $1.106390.

The second monthly payment is then determined by multiplying the fixed number of annuity units (206.064) by the current annuity unit value ($1.106390), which produces a second monthly annuity payment of $227.99.

                                                   INDEPENDENT AUDITORS' REPORT

The Board of Trustees

The Minnesota Mutual Life Insurance Company

  We have audited the accompanying consolidated balance sheets of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of operations and policyowners' surplus and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996 in conformity with generally accepted accounting principles. As discussed in Note 2 to the consolidated financial statements, the Company adopted Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts," in 1996.

  Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                      KPMG Peat Marwick LLP
Minneapolis, Minnesota

February 10, 1997

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 1996 AND 1995

                                     ASSETS

                                                        1996        1995
                                                     ----------- -----------
                                                         (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost
   $4,558,975 and $4,525,352)                        $ 4,674,082 $ 4,761,561
  Held-to-maturity, at amortized cost (fair value
   $1,179,112 and $1,281,523)                          1,125,638   1,180,654
Equity securities, at fair value (cost $429,509 and
 $277,554)                                               549,797     384,882
Mortgage loans, net                                      608,808     608,537
Real estate, net                                          43,082      47,256
Policy loans                                             204,178     198,716
Short-term investments                                   122,772      72,841
Other invested assets                                     98,247      91,530
                                                     ----------- -----------
   Total investments                                   7,426,604   7,345,977
Cash                                                      57,140      48,358
Finance receivables, net                                 259,192     226,720
Deferred policy acquisition costs                        589,517     539,732
Accrued investment income                                 90,996      98,373
Premiums receivable                                       77,140      85,247
Property and equipment, net                               55,050      50,809
Reinsurance recoverables                                 126,629     102,198
Other assets                                              54,798      46,530
Separate account assets                                3,706,256   2,609,460
                                                     ----------- -----------
    Total assets                                     $12,443,322 $11,153,404
                                                     =========== ===========

                     LIABILITIES AND POLICYOWNERS' SURPLUS

Liabilities:
  Policy and contract account balances               $ 4,310,015 $ 4,287,083
  Future policy and contract benefits                  1,638,720   1,554,898
  Pending policy and contract claims                      70,577      55,812
  Other policyowner funds                                396,848     371,537
  Policyowner dividends payable                           49,899      50,450
  Unearned premiums and fees                             207,111     210,494
  Federal income tax liability:
   Current                                                25,643      39,516
   Deferred                                              149,665     173,905
  Other liabilities                                      286,042     320,607
  Notes payable                                          319,000     279,967
  Separate account liabilities                         3,691,374   2,596,285
                                                     ----------- -----------
   Total liabilities                                  11,144,894   9,940,554
Policyowners' surplus:
  Unassigned surplus                                   1,190,116   1,059,598
  Net unrealized investment gains                        108,312     153,252
                                                     ----------- -----------
   Total policyowners' surplus                         1,298,428   1,212,850
                                                     ----------- -----------
    Total liabilities and policyowners' surplus      $12,443,322 $11,153,404
                                                     =========== ===========

          See accompanying notes to consolidated financial statements.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS AND POLICYOWNERS' SURPLUS

YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                            STATEMENTS OF OPERATIONS

                                             1996        1995       1994
                                          ----------  ----------  ---------
                                                  (IN THOUSANDS)
Revenues:
  Premiums                                $  612,359  $  603,770  $ 562,018
  Policy and contract fees                   245,966     214,203    188,115
  Net investment income                      530,987     515,047    486,101
  Net realized investment gains               59,546      66,643     25,769
  Finance charge income                       46,932      39,937     34,258
  Other income                                51,630      40,250     30,106
                                          ----------  ----------  ---------
    Total revenues                         1,547,420   1,479,850  1,326,367
                                          ----------  ----------  ---------
Benefits and expenses:
  Policyowner benefits                       541,520     517,771    498,424
  Interest credited to policies and con-
   tracts                                    288,967     297,145    283,626
  General operating expenses                 302,618     273,425    253,317
  Commissions                                103,370      93,465     87,631
  Administrative and sponsorship fees         79,360      76,223     71,143
  Dividends to policyowners                   24,804      27,282     26,672
  Interest on notes payable                   22,798      11,128      7,295
  Increase in deferred policy acquisition
   costs                                     (15,312)    (29,822)   (43,974)
                                          ----------  ----------  ---------
    Total benefits and expenses            1,348,125   1,266,617  1,184,134
                                          ----------  ----------  ---------
     Income from operations before taxes     199,295     213,233    142,233
Federal income tax expense:
  Current                                     68,033      71,379     63,641
  Deferred                                       744      11,995     (1,511)
                                          ----------  ----------  ---------
    Total federal income tax expense          68,777      83,374     62,130
     Net income                           $  130,518  $  129,859  $  80,103
                                          ==========  ==========  =========

                      STATEMENTS OF POLICYOWNERS' SURPLUS

Policyowners' surplus, beginning of year  $1,212,850  $  874,577  $ 892,510
  Net income                                 130,518     129,859     80,103
  Change in net unrealized investment
   gains and losses                          (44,940)    208,414    (98,036)
                                          ----------  ----------  ---------
Policyowners' surplus, end of year        $1,298,428  $1,212,850  $ 874,577
                                          ==========  ==========  =========

       See accompanying notes to consolidated financial statements.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                               1996        1995        1994
                                            ----------  ----------  ----------
                                                     (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                  $  130,518  $  129,859  $   80,103
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Interest credited to annuity and insur-
   ance contracts                              275,968     288,218     277,863
  Fees deducted from policy and contract
   balances                                   (206,780)   (201,575)   (188,226)
  Change in future policy benefits              84,389     100,025      63,328
  Change in other policyowner liabilities       16,099      (4,762)    (16,794)
  Change in deferred policy acquisition
   costs                                       (15,312)    (29,822)    (43,974)
  Change in premiums due and other receiv-
   ables                                       (26,142)    (18,039)     38,166
  Change in federal income tax liabilities     (12,055)     18,376      17,854
  Net realized investment gains                (59,546)    (66,643)    (25,769)
  Other, net                                    29,987      36,561      28,958
                                            ----------  ----------  ----------
    Net cash provided by operating activi-
     ties                                      217,126     252,198     231,509
                                            ----------  ----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
  Fixed maturity securities, available-
   for-sale                                    877,682   1,349,348     653,498
  Equity securities                            352,901     203,493      88,645
  Mortgage loans                                15,567       4,315      20,912
  Real estate                                   11,678      15,948      17,571
  Other invested assets                         12,280      10,775      28,305
Proceeds from maturities and repayments
 of:
  Fixed maturity securities, available-
   for-sale                                    329,550     253,576     327,337
  Fixed maturity securities, held-to-matu-
   rity                                        114,222     127,617      75,648
  Mortgage loans                                94,703     104,730     126,134
Cost of purchases of:
  Fixed maturity securities, available-
   for-sale                                 (1,228,048) (1,975,130) (1,123,125)
  Fixed maturity securities, held-to-matu-
   rity                                        (60,612)   (140,763)   (131,820)
  Equity securities                           (446,599)   (212,142)   (131,483)
  Mortgage loans                              (108,691)   (209,399)   (145,964)
  Real estate                                   (3,786)    (16,554)    (10,985)
  Other invested assets                        (29,271)    (20,517)    (12,732)
Finance receivable originations or pur-
 chases                                       (175,876)   (167,298)   (134,867)
Finance receivable principal payments          142,723     123,515     104,539
Other, net                                     (43,662)    (19,292)     15,309
                                            ----------  ----------  ----------
    Net cash used for investing activities    (145,239)   (567,778)   (233,078)
                                            ----------  ----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance
 contracts                                     657,405     710,525     647,237
Withdrawals from annuity and insurance
 contracts                                    (702,681)   (563,569)   (645,969)
Proceeds from issuance of surplus notes            --      124,967         --
Proceeds from issuance of debt by subsidi-
 ary                                            60,000      50,000      30,000
Payments on debt by subsidiary                 (21,000)    (10,000)     (9,100)
Other, net                                      (6,898)     (3,801)     (5,940)
                                            ----------  ----------  ----------
    Net cash provided by (used for) fi-
     nancing activities                        (13,174)    308,122      16,228
                                            ----------  ----------  ----------
Net increase (decrease) in cash and short-
 term investments                               58,713      (7,458)     14,659
Cash and short-term investments, beginning
 of year                                       121,199     128,657     113,998
                                            ----------  ----------  ----------
Cash and short-term investments, end of
 year                                       $  179,912  $  121,199  $  128,657
                                            ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) NATURE OF OPERATIONS

The Minnesota Mutual Life Insurance Company (the Company), both directly and through its subsidiaries, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

  The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units which focus on various markets: Individual, Financial Services, Group, and Pension. Revenues reported in 1996 by these business units were $780,250,000, $279,554,000, $213,461,000 and $104,059,000, respectively.
Additional revenues of $170,096,000 were reported by the Company's subsidiaries.

  At December 31, 1996, the Company was one of the 11 largest mutual life insurance company groups in the United States, as measured by total assets. The Company serves nearly seven million people through more than 4,000 associates located at its St. Paul headquarters and in 81 general agencies and 43 regional offices throughout the United States.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The consolidated financial statements include the accounts of The Minnesota Mutual Life Insurance Company and its subsidiaries (collectively, "the Company"). All material intercompany transactions and balances have been eliminated.

  The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary from management's estimates.

New Accounting Principles

In 1995 and prior years, the Company prepared its financial statements according to statutory accounting practices prescribed or permitted by the Commerce Department of the State of Minnesota (Department of Commerce), and these accounting practices were considered GAAP for mutual life insurance companies.

  In April 1993, the Financial Accounting Standards Board (FASB) issued Interpretation No. 40 (the Interpretation), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The Interpretation was supposed to become effective for fiscal years beginning after December 15, 1994 and stated that financial statements prepared in accordance with statutory accounting practices would no longer be considered to be in conformity with GAAP. The Interpretation requires all mutual life insurance companies that report their financial statements in conformity with GAAP to apply all applicable authoritative GAAP pronouncements, with the exception of Statements of Financial Accounting Standards (SFAS) No. 60, "Accounting and Reporting by Insurance Enterprises," No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and Realized Gains and Losses from the Sale of Investments," and No. 113, "Accounting for Reinsurance of Short-Duration and Long-Duration Contracts."

  In January 1995, the FASB issued SFAS 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Contracts." This statement deferred the implementation of the Interpretation to fiscal years beginning after December 15, 1995 and extended the requirements of SFAS Nos. 60, 97 and 113 to mutual life insurance enterprises.

  SFAS No. 120 also requires mutual life insurance enterprises to adopt Statement of Position 95-1, "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises," which was issued by the American Institute of Certified Public Accountants.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  The Company adopted SFAS No. 120 on January 1, 1996, and the accompanying 1994 and 1995 financial statements and related notes have been restated to conform with the presentation of the 1996 GAAP financial statements.

  The Company will continue to prepare financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. The significant differences between statutory and GAAP financial results are presented in Note 12.

Insurance Revenues and Expenses

Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

  Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to gross margins.

Deferred Policy Acquisition Costs

The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

  For traditional life, accident and health and group life products, deferred acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

  For nontraditional life products and deferred annuities, deferred acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.

  Deferred acquisition costs amortized were $125,978,000, $104,940,000 and $86,477,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

Finance Charge Income and Receivables

Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments

Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities which may be sold prior to maturity are classified as available-for-sale and carried at fair value.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.

  Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.

  Fair values of fixed maturity securities and equity securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

  Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1996 and 1995, was $5,968,000 and $8,342,000, respectively.

  Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments

The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps are used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps are based upon certain stock indices, and settlement with the counterparties will take place in January 1998. If, at the time of settlement for a particular swap, the designated stock index has fallen below a specified level, the counterparty will pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index has risen, the Company will pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap.

  The basic types of risks associated with derivatives are market risk (that the value of the derivative will be adversely affected by changes in the market) and credit risk (that the counterparty will not perform according to the contract terms). To reduce credit risk, the swap contracts require that the counterparties maintain sufficient credit ratings and provide collateral under certain circumstances.

  The swaps are carried at fair value, which is based upon dealer quotes. Changes in fair value are recorded directly in policyowners' surplus. Upon settlement of the swaps, gains or losses are recognized in income.

Capital Gains and Losses

Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

  Changes in the fair value of fixed maturity securities available-for-sale and equity securities are recorded as a separate component of policyowners' surplus, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation of $81,962,000 and $75,507,000 at December 31, 1996 and 1995, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 1996, 1995 and 1994, was $6,454,000, $5,941,000 and $8,136,000, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of certain policyowners and contractholders. The Company receives administrative and investment advisory fees for services rendered on behalf of these funds. Separate account assets and liabilities are carried at fair value, based upon the market value of the investments held in the segregated funds.

  The Company periodically invests money in its separate accounts. The market value of such investments is included with separate account assets and amounted to $14,882,000 and $13,175,000 as of December 31, 1996 and 1995, respectively.

Policyowner Liabilities

Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.

  Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

  Other policyowner funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business

Substantially all of the Company's premium revenues are derived from participating policies. Dividends and other discretionary payments are declared by the Board of Trustees based upon actuarial determinations which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums.

Income Taxes

Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables

Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) INVESTMENTS

Net investment income for the years ended December 31 was as follows:

                             1996      1995      1994
                           --------  --------  --------
                                 (IN THOUSANDS)
Fixed maturity securities  $433,985  $426,114  $417,698
Equity securities            14,275     8,883     4,485
Mortgage loans               63,865    58,943    49,676
Real estate                    (475)      497       648
Policy loans                 13,828    12,821    11,800
Short-term investments        6,535     6,716     4,262
Other invested assets         4,901     5,168     3,212
                           --------  --------  --------
  Gross investment income   536,914   519,142   491,781
Investment expenses          (5,927)   (4,095)   (5,680)
                           --------  --------  --------
    Total                  $530,987  $515,047  $486,101
                           ========  ========  ========

  Net realized capital gains (losses) for the years ended December 31 were as follows:

                            1996     1995     1994
                           -------  -------  -------
                               (IN THOUSANDS)
Fixed maturity securities  $(6,536) $24,025  $(2,528)
Equity securities           57,770   36,374   11,268
Mortgage loans                (721)    (207)     (82)
Real estate                  7,088    2,436    3,915
Other invested assets        1,945    4,015   13,196
                           -------  -------  -------
    Total                  $59,546  $66,643  $25,769
                           =======  =======  =======

  Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1996      1995      1994
                                                --------  --------  --------
                                                      (IN THOUSANDS)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 19,750  $ 34,898  $ 13,375
  Gross realized losses                          (26,286)  (10,873)  (15,903)
Equity securities:
  Gross realized gains                            79,982    52,670    21,538
  Gross realized losses                          (22,212)  (16,296)  (10,270)

  Net unrealized gains (losses) included in policyowners' surplus at December 31 were as follows:

                                                   1996      1995
                                                 --------  --------
                                                  (IN THOUSANDS)
Gross unrealized gains                           $314,576  $358,877
Gross unrealized losses                           (77,337)  (13,713)
Adjustment to deferred policy acquisition costs   (65,260)  (99,732)
Adjustment to unearned policy and contract fees    (8,192)  (11,665)
Deferred federal income taxes                     (55,475)  (80,515)
                                                 --------  --------
  Net unrealized gains                           $108,312  $153,252
                                                 ========  ========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                                GROSS UNREALIZED
                                     AMORTIZED  ----------------    FAIR
                                        COST     GAINS   LOSSES    VALUE
                                     ---------- -------- ------- ----------
                                                 (IN THOUSANDS)
DECEMBER 31, 1996
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities  $  302,820 $  2,397 $ 6,756 $  298,461
  States, municipalities, and polit-
   ical subdivisions                     11,296      759     --      12,055
  Foreign governments                     1,926      --       54      1,872
  Corporate securities                2,450,126  115,846  19,554  2,546,418
  Mortgage-backed securities          1,792,807   64,834  42,365  1,815,276
                                     ---------- -------- ------- ----------
    Total fixed maturities            4,558,975  183,836  68,729  4,674,082
  Equity securities--unaffiliated       353,983  107,172   5,168    455,987
  Equity securities--affiliated          75,526   18,284     --      93,810
                                     ---------- -------- ------- ----------
    Total equity securities             429,509  125,456   5,168    549,797
                                     ---------- -------- ------- ----------
      Total available-for-sale        4,988,484  309,292  73,897  5,223,879
Held-to-maturity:
  Corporate securities                  904,994   50,187   3,130    952,051
  Mortgage-backed securities            220,644    7,833   1,416    227,061
                                     ---------- -------- ------- ----------
    Total held-to-maturity            1,125,638   58,020   4,546  1,179,112
                                     ---------- -------- ------- ----------
      Total                          $6,114,122 $367,312 $78,443 $6,402,991
                                     ========== ======== ======= ==========
DECEMBER 31, 1995
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities  $  261,669 $ 10,911 $   440 $  272,140
  States, municipalities, and polit-
   ical subdivisions                     26,317    3,262     --      29,579
  Foreign governments                     1,704      223     --       1,927
  Corporate securities                2,523,889  169,329   6,098  2,687,120
  Mortgage-backed securities          1,711,773   62,510   3,488  1,770,795
                                     ---------- -------- ------- ----------
    Total fixed maturities            4,525,352  246,235  10,026  4,761,561
Equity securities--unaffiliated         196,355   91,269   1,590    286,034
Equity securities--affiliated            81,199   17,649     --      98,848
                                     ---------- -------- ------- ----------
    Total equity securities             277,554  108,918   1,590    384,882
                                     ---------- -------- ------- ----------
      Total available-for-sale        4,802,906  355,153  11,616  5,146,443
Held-to-maturity:
  United States government and gov-
   ernment agencies and authorities         250        3     --         253
  States, municipalities, and polit-
   ical subdivisions                        525        6     --         531
  Corporate securities                  953,511   89,962     525  1,042,948
  Mortgage-backed securities            226,368   11,540     117    237,791
                                     ---------- -------- ------- ----------
    Total held-to-maturity            1,180,654  101,511     642  1,281,523
                                     ---------- -------- ------- ----------
      Total                          $5,983,560 $456,664 $12,258 $6,427,966
                                     ========== ======== ======= ==========

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   AVAILABLE-FOR-SALE     HELD-TO-MATURITY
                                  --------------------- ---------------------
                                  AMORTIZED     FAIR    AMORTIZED     FAIR
                                     COST      VALUE       COST      VALUE
                                  ---------- ---------- ---------- ----------
                                                (IN THOUSANDS)
Due in one year or less           $   33,390 $   33,429 $    4,889 $    4,948
Due after one year through five
 years                               435,040    459,870    163,206    168,527
Due after five years through ten
 years                             1,383,954  1,429,460    223,848    235,754
Due after ten years                  913,784    936,047    513,051    542,822
                                  ---------- ---------- ---------- ----------
                                   2,766,168  2,858,806    904,994    952,051
Mortgage-backed securities         1,792,807  1,815,276    220,644    227,061
                                  ---------- ---------- ---------- ----------
  Total                           $4,558,975 $4,674,082 $1,125,638 $1,179,112
                                  ========== ========== ========== ==========

  At December 31, 1996 and 1995, bonds and certificates of deposit with a carrying value of $12,934,000 and $15,296,000, respectively, were on deposit with various regulatory authorities as required by law.

  Allowances for credit losses on investments are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1996    1995
                        ------- -------
                        (IN THOUSANDS)
Mortgage loans          $ 1,895 $ 1,711
Foreclosed real estate      535     400
Investment real estate    2,529   2,565
                        ------- -------
  Total                 $ 4,959 $ 4,676
                        ======= =======

  At December 31, 1996, the recorded investment in mortgage loans that were considered to be impaired was $6,518,000 before allowance for credit losses. Included in this amount is $2,225,000 of impaired loans, for which the related allowance for credit losses is $395,000, and $4,293,000 of impaired loans that, as a result of adequate fair market value of underlying collateral, do not have an allowance for credit losses.

  At December 31, 1995, the recorded investment in mortgage loans that were considered to be impaired was $12,232,000 before allowance for credit losses. Included in this amount is $3,256,000 of impaired loans, for which the related allowance for credit losses is $211,000, and $8,976,000 of impaired loans that, as a result of adequate fair market value of underlying collateral, do not have an allowance for credit losses.

  In addition to the allowance for credit losses on impaired mortgage loans, a general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1996, 1995 and 1994.

  Changes in the allowance for credit losses on mortgage loans were as follows:

                               1996    1995    1994
                              ------  ------  ------
                                 (IN THOUSANDS)
Balance at beginning of year  $1,711  $2,449  $2,412
Provision for credit losses      381     127     622
Charge-offs                     (197)   (865)   (585)
                              ------  ------  ------
  Balance at end of year      $1,895  $1,711  $2,449
                              ======  ======  ======

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  Below is a summary of interest income on impaired mortgage loans.

                                                          1996   1995    1994
                                                         ------ ------- -------
                                                             (IN THOUSANDS)
Average impaired mortgage loans                          $9,375 $15,845 $20,236
Interest income on impaired mortgage loans--contractual   1,796   1,590   2,103
Interest income on impaired mortgage loans--collected     1,742   1,515   1,963

(4) NET FINANCE RECEIVABLES

Finance receivables as of December 31 were as follows:

                                       1996      1995
                                     --------  --------
                                      (IN THOUSANDS)
Direct installment loans             $204,038  $178,262
Retail installment notes               30,843    32,345
Retail revolving credit                24,863    14,864
Credit card receivables                 3,541     4,479
Accrued interest                        3,404     3,147
                                     --------  --------
Gross receivables                     266,689   233,097
Allowance for uncollectible amounts    (7,497)   (6,377)
                                     --------  --------
  Finance receivables, net           $259,192  $226,720
                                     ========  ========

  Direct installment loans at December 31, 1996 consisted of $93,127,000 of discount basis loans (net of unearned finance charges) and $110,911,000 of interest-bearing loans. As of December 31, 1995, discount basis loans amounted to $92,351,000 and interest-bearing loans amounted to $85,911,000. Direct installment loans generally have a maximum term of 84 months. Retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Experience has shown that a substantial portion of finance receivables will be renewed, converted or paid in full prior to maturity.

  Principal cash collections of direct installment loans amounted to $92,438,000, $75,865,000 and $70,941,000, and the percentage of these cash collections to average net balances was 48%, 47% and 55% for the years ended December 31, 1996, 1995 and 1994, respectively.

  Changes in the allowance for uncollectible amounts for the years ended December 31 were as follows:

                               1996     1995    1994
                              -------  ------  ------
                                 (IN THOUSANDS)
Balance at beginning of year  $ 6,377  $5,360  $4,801
Provision for credit losses    10,086   6,140   4,652
Charge-offs                   (11,036) (6,585) (5,305)
Recoveries                      2,070   1,462   1,212
                              -------  ------  ------
  Balance at end of year      $ 7,497  $6,377  $5,360
                              =======  ======  ======

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(5) INCOME TAXES

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                           1996     1995     1994
                          -------  -------  -------
                              (IN THOUSANDS)
Computed tax expense      $69,753  $74,631  $49,781
Differences between
 computed and actual tax
 expense:
  Dividends received
   deduction               (2,534)  (1,710)  (1,293)
  Special tax on mutual
   life insurance
   companies                2,760   10,134    9,880
  Tax credits              (3,475)  (1,840)  (1,150)
  Expense adjustments and
   other                    2,273    2,159    4,912
                          -------  -------  -------
    Total tax expense     $68,777  $83,374  $62,130
                          =======  =======  =======

  The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1996     1995
                                                      -------- --------
                                                         (IN THOUSANDS)
Deferred tax assets:
  Policyowner liabilities                             $ 15,854 $ 22,151
  Unearned fee income                                   43,232   43,576
  Pension and post-retirement benefits                  21,815   20,187
  Tax deferred policy acquisition costs                 58,732   47,228
  Net realized capital losses                            8,275    7,881
  Other                                                 19,229   17,997
                                                      -------- --------
    Gross deferred tax assets                          167,137  159,020
Deferred tax liabilities:
  Deferred policy acquisition costs                    206,331  188,906
  Real estate and property and equipment depreciation   10,089    9,049
  Basis difference on investments                        8,605    7,402
  Net unrealized capital gains                          81,339  119,604
  Other                                                 10,438    7,964
                                                      -------- --------
    Gross deferred tax liabilities                     316,802  332,925
                                                      -------- --------
      Net deferred tax liability                      $149,665 $173,905
                                                      ======== ========

  A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1996 and 1995, because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

  Income taxes paid for the years ended December 31, 1996, 1995 and 1994, were $79,026,000, $64,390,000 and $45,268,000, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Activity in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                  1996     1995      1994
                                -------- --------  --------
                                      (IN THOUSANDS)
Balance at January 1            $377,302 $349,311  $323,304
  Less: reinsurance recoverable   80,333   61,624    51,549
                                -------- --------  --------
Net balance at January 1         296,969  287,687   271,755
                                -------- --------  --------
Incurred related to:
  Current year                   134,727  129,896   129,028
  Prior years                      4,821   (4,014)      860
                                -------- --------  --------
Total incurred                   139,548  125,882   129,888
                                -------- --------  --------
Paid related to:
  Current year                    51,695   47,620    46,270
  Prior years                     70,073   68,980    67,686
                                -------- --------  --------
Total paid                       121,768  116,600   113,956
                                -------- --------  --------
Net balance at December 31       314,749  296,969   287,687
  Plus: reinsurance recoverable  102,161   80,333    61,624
                                -------- --------  --------
Balance at December 31          $416,910 $377,302  $349,311
                                ======== ========  ========

  The liability for unpaid accident and health claims and claim adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

  Incurred claims related to prior years are due to the differences between actual and estimated claims incurred as of the end of the prior year and interest credited to future policy and contract benefits.

(7) EMPLOYEE BENEFIT PLANS

Pension Plans

The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan which provides certain employees with benefits in excess of limits for qualified retirement plans.

  Net periodic pension cost for the years ended December 31 included the following components:

                                                    1996      1995     1994
                                                  --------  --------  -------
                                                       (IN THOUSANDS)
Service cost--benefits earned during the period   $  6,019  $  5,294  $ 4,880
Interest accrued on projected benefit obligation     8,541     7,935    7,382
Actual return on plan assets                       (12,619)  (18,061)  (1,331)
Net amortization and deferral                        4,698    11,811   (5,094)
                                                  --------  --------  -------
  Net periodic pension cost                       $  6,639  $  6,979  $ 5,837
                                                  ========  ========  =======

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The funded status for the Company's plans as of December 31 was calculated as follows:

                                           FUNDED PLANS       UNFUNDED PLAN
                                         ------------------  ----------------
                                           1996      1995     1996     1995
                                         --------  --------  -------  -------
                                                  (IN THOUSANDS)
Actuarial present value of benefit ob-
 ligations:
  Vested benefit obligation              $ 61,328  $ 56,428  $   --   $   --
  Non-vested benefit obligation            19,119    16,599    5,912    4,539
                                         --------  --------  -------  -------
    Accumulated benefit obligation       $ 80,447  $ 73,027  $ 5,912  $ 4,539
                                         ========  ========  =======  =======
Pension liability included in other li-
 abilities:
  Projected benefit obligation           $117,836  $105,180  $12,576  $10,430
  Plan assets at fair value               115,107   102,594      --       --
                                         --------  --------  -------  -------
  Plan assets less than projected bene-
   fit obligation                           2,729     2,586   12,576   10,430
  Unrecognized net gain (loss)              3,633     2,095   (2,332)  (1,187)
  Unrecognized prior service cost            (364)     (213)     --       --
  Unamortized transition asset (obliga-
   tion)                                    2,422     2,643   (8,451)  (9,219)
  Additional minimum liability                --        --     4,119    4,515
                                         --------  --------  -------  -------
    Net pension liability                $  8,420  $  7,111  $ 5,912  $ 4,539
                                         ========  ========  =======  =======

  A weighted average discount rate of 7.5% and a weighted average rate of increase in future compensation levels of 5.8% were used in determining the actuarial present value of the projected benefit obligation at December 31, 1996 and 1995. The assumed long-term rate of return on plan assets was either 7.5% or 8.5%, depending on the plan.

Profit Sharing Plans

The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the trustees of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1996, 1995 and 1994 of $6,092,000, $6,595,000 and $6,866,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

Postretirement Benefits Other than Pensions

The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

Components of net periodic postretirement benefit cost for the years ended December 31 were as follows:

                                                   1996    1995    1994
                                                  ------  ------  ------
                                                     (IN THOUSANDS)
Service cost--benefits earned during the period   $1,011  $1,276  $1,760
Interest accrued on projected benefit obligation   2,041   2,452   2,298
Amortization of prior service cost                  (513)   (513)   (223)
Amortization of net gain                            (177)    --      --
                                                  ------  ------  ------
  Net periodic postretirement benefit cost        $2,362  $3,215  $3,835
                                                  ======  ======  ======

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The accumulated postretirement benefit obligation and the accrued postretirement benefit liability for the years ended December 31 were as follows:

                                                         1996    1995
                                                        ------- -------
                                                        (IN THOUSANDS)
Accumulated postretirement benefit obligation:
  Retirees                                              $10,238 $11,875
  Other fully eligible plan participants                  4,594   5,535
  Other active plan participants                          9,514   9,809
                                                        ------- -------
    Total accumulated postretirement benefit obligation  24,346  27,219
Unrecognized prior service cost                           4,107   4,620
Unrecognized net gain                                     9,880   4,743
                                                        ------- -------
      Accrued postretirement benefit liability          $38,333 $36,582
                                                        ======= =======

  The discount rate used in determining the accumulated postretirement benefit obligation for 1996 and 1995 was 7.5%. The 1996 net health care cost trend rate was 9.0%, graded to 5.5% over 7 years, and the 1995 rate was 11.0%, graded to 5.5% over 11 years.

  The assumptions presented herein are based on pertinent information available to management as of December 31, 1996 and 1995. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1996 by $4,262,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 1996 by $583,000.

(8) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

  Reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1996      1995      1994
                     --------  --------  --------
                           (IN THOUSANDS)
Direct premiums      $615,098  $600,841  $558,066
Reinsurance assumed    64,489    64,792    60,939
Reinsurance ceded     (67,228)  (61,863)  (56,987)
                     --------  --------  --------
      Net premiums   $612,359  $603,770  $562,018
                     ========  ========  ========

  Reinsurance recoveries on ceded reinsurance contracts were $72,330,000, $58,338,000 and $60,970,000 during 1996, 1995 and 1994, respectively.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9) FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1996 and 1995. Although management is not aware of any factors that would significantly affect the estimated fair values, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

  Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages and derivatives. The carrying amounts for policy loans, cash, short term investments and finance receivables approximate the assets' fair values.

  The interest rates on the finance receivables outstanding as of December 31, 1996 and 1995, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1996 and 1995, approximate the fair value for those respective dates.

  The fair values of deferred annuities, annuity certain contracts, and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 1996 and 1995. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments. The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

  Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

  The carrying amounts and fair values of the Company's financial instruments which were classified as assets as of December 31 were as follows:

                                    1996                  1995
                            --------------------- ---------------------
                             CARRYING     FAIR     CARRYING     FAIR
                              AMOUNT     VALUE      AMOUNT     VALUE
                            ---------- ---------- ---------- ----------
                                          (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale        $4,674,082 $4,674,082 $4,761,561 $4,761,561
  Held-to-maturity           1,125,638  1,179,112  1,180,654  1,281,523
Equity securities              549,797    549,797    384,882    384,882
Mortgage loans:
  Commercial                   432,198    445,976    373,897    391,089
  Residential                  176,610    180,736    234,640    239,723
Policy loans                   204,178    204,178    198,716    198,716
Short-term investments         122,772    122,772     72,841     72,841
Cash                            57,140     57,140     48,358     48,358
Finance receivables, net       259,192    259,192    226,720    226,720
Derivatives                      1,197      1,197        --         --
                            ---------- ---------- ---------- ----------
    Total financial assets  $7,602,804 $7,674,182 $7,482,269 $7,605,413
                            ========== ========== ========== ==========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

  The carrying amounts and fair values of the Company's financial instruments which were classified as liabilities as of December 31 were as follows:

                                         1996                  1995
                                 --------------------- ---------------------
                                  CARRYING     FAIR     CARRYING     FAIR
                                   AMOUNT     VALUE      AMOUNT     VALUE
                                 ---------- ---------- ---------- ----------
                                               (IN THOUSANDS)
Deferred annuities               $2,178,355 $2,152,636 $2,178,223 $2,156,886
Annuity certain contracts            52,636     53,962     48,492     50,732
Other fund deposits                 808,592    805,709    856,535    847,975
Guaranteed investment contracts      18,770     18,866     47,426     47,987
Supplementary contracts without
 life contingencies                  47,966     47,536     41,431     39,962
Notes payable                       319,000    325,974    279,967    294,103
                                 ---------- ---------- ---------- ----------
    Total financial liabilities  $3,425,319 $3,404,683 $3,452,074 $3,437,645
                                 ========== ========== ========== ==========

(10) NOTES PAYABLE

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyowners' interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 1996 and 1995. The issuance costs of $1,403,000 are deferred and amortized over 30 years on a straight-line basis.

  Notes payable as of December 31 were as follows:

                                                              1996     1995
                                                            -------- --------
                                                             (IN THOUSANDS)
Corporate--surplus notes, 8.25%, 2025                       $125,000 $124,967
Consumer finance subsidiary--senior, 6.53%--8.77%, through
 2003                                                        194,000  155,000
                                                            -------- --------
    Total notes payable                                     $319,000 $279,967
                                                            ======== ========

  At December 31, 1996, the aggregate minimum annual notes payable maturities for the next five years were as follows: 1997, $21,000,000; 1998, $31,000,000;
1999, $49,000,000; 2000, $33,000,000; 2001, $26,000,000.

  Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth. As of December 31, 1996, the consumer finance subsidiary was required to have a minimum liquid net worth of $41,354,000. Liquid net worth at that date was $51,803,000.

  Interest paid on debt for the years ended December 31, 1996, 1995 and 1994, was $21,849,000, $6,504,000 and $5,378,000, respectively.

(11) COMMITMENTS AND CONTINGENCIES

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.

  The Company has issued certain participating group annuity and life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) COMMITMENTS AND CONTINGENCIES (CONTINUED)

$328,346,000 as of December 31, 1996. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

  The Company has long-term commitments to fund venture capital and real estate investments totaling $142,469,000 as of December 31, 1996. The Company estimates that $35,000,000 of these commitments will be invested in 1997, with the remaining $107,469,000 invested over the next four years.

  As of December 31, 1996, the Company had committed to purchase bonds and mortgage loans totaling $74,123,000 but had not completed the purchase transactions.

  At December 31, 1996, the Company had guaranteed the payment of $68,700,000 in policyowner dividends and discretionary amounts payable in 1997. The Company has pledged bonds, valued at $70,336,000, to secure this guarantee.

  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Associations. An asset is held for the amount of guaranty fund assessments paid which can be recovered through future premium tax credits.

(12) STATUTORY FINANCIAL DATA

Statutory accounting is primarily focused on solvency and surplus adequacy. Therefore, fundamental differences exist between statutory and GAAP accounting, and their effects on income and policyowners' surplus are illustrated below:

                           POLICYOWNERS' SURPLUS           NET INCOME
                           ----------------------  ----------------------------
                              1996        1995       1996      1995      1994
                           ----------  ----------  --------  --------  --------
                                            (IN THOUSANDS)
Statutory basis            $  682,886  $  601,565  $115,797  $ 88,706  $ 65,123
Adjustments:
  Deferred policy acquisi-
   tion costs                 589,517     539,732    15,312    29,822    43,974
  Net unrealized invest-
   ment gains                 111,575     235,143       --        --        --
  Statutory asset valua-
   tion reserve               240,474     201,721       --        --        --
  Statutory interest main-
   tenance reserve             24,707      32,899    (8,192)   12,976    (4,426)
  Premiums and fees de-
   ferred or receivable       (75,716)    (77,444)    1,587       497    (2,310)
  Change in reserve basis      98,406      77,464    20,114    12,382    (1,444)
  Separate accounts           (40,755)    (36,010)   (6,304)     (854)   (5,837)
  Unearned policy and con-
   tract fees                (121,843)   (122,786)   (2,530)   (4,410)  (10,406)
  Surplus notes              (125,000)   (124,967)      --        --        --
  Net deferred taxes         (149,665)   (173,905)      744   (11,995)    1,511
  Nonadmitted assets           31,531      28,211       --        --        --
  Policyowner dividends        57,765      57,263       502     4,660     2,446
  Other                       (25,454)    (26,036)   (6,512)   (1,925)   (8,528)
                           ----------  ----------  --------  --------  --------
    As reported in the
     accompanying
     consolidated
     financial statements  $1,298,428  $1,212,850  $130,518  $129,859  $ 80,103
                           ==========  ==========  ========  ========  ========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                SCHEDULE I

     SUMMARY OF INVESTMENTS--OTHER THAN INVESTMENTS IN RELATED PARTIES

                             DECEMBER 31, 1996

                                                                   AS SHOWN
                                                       MARKET   ON THE BALANCE
TYPE OF INVESTMENT                         COST(3)     VALUE       SHEET(1)
------------------                        ---------- ---------- --------------
                                                     (IN THOUSANDS)
Bonds:
  United States government and government
   agencies and authorities               $  302,820 $  298,461   $  298,461
  States, municipalities and political
   subdivisions                               11,296     12,055       12,055
  Foreign governments                          1,926      1,872        1,872
  Public utilities                           547,228    590,445      573,030
  Mortgage-backed securities               2,013,451  2,042,337    2,035,920
  All other corporate bonds                2,807,892  2,908,024    2,878,382
                                          ---------- ----------   ----------
    Total bonds                            5,684,613  5,853,194    5,799,720
                                          ---------- ----------   ----------
Equity securities:
  Common stocks:
    Public utilities                             510        611          611
    Banks, trusts and insurance companies     12,824     21,484       21,484
    Industrial, miscellaneous and all
     other                                   329,792    422,401      422,401
  Nonredeemable preferred stocks              10,857     11,491       11,491
                                          ---------- ----------   ----------
      Total equity securities                353,983    455,987      455,987
                                          ---------- ----------   ----------
Mortgage loans on real estate                608,808     xxxxxx      608,808
Real estate (2)                               43,082     xxxxxx       43,082
Policy loans                                 204,178     xxxxxx      204,178
Other long-term investments                   98,247     xxxxxx       98,247
Short-term investments                       122,772     xxxxxx      122,772
                                          ----------              ----------
      Total                               $1,077,087     xxxxxx   $1,077,087
                                          ----------              ----------
Total investments                         $7,115,683     xxxxxx   $7,332,794
                                          ==========              ==========

-------

(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $1,810,000.

(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION

                              (IN THOUSANDS)

                                   AS OF DECEMBER 31,                                     FOR THE YEARS ENDED DECEMBER 31,
                   --------------------------------------------------- ------------------------------------------------------------
                               FUTURE POLICY                                                                AMORTIZATION
                    DEFERRED      BENEFITS                OTHER POLICY                         BENEFITS,    OF DEFERRED
                     POLICY    LOSSES, CLAIMS              CLAIMS AND                NET     CLAIMS, LOSSES    POLICY      OTHER
                   ACQUISITION AND SETTLEMENT  UNEARNED     BENEFITS    PREMIUM   INVESTMENT AND SETTLEMENT ACQUISITION  OPERATING
SEGMENT               COSTS     EXPENSES(1)   PREMIUMS(2)   PAYABLE    REVENUE(3)   INCOME      EXPENSES       COSTS     EXPENSES
-------            ----------- -------------- ----------- ------------ ---------- ---------- -------------- ------------ ----------
                                                                         (IN THOUSANDS)
1996:
 Life insurance     $456,461     $2,123,148    $149,152     $51,772     $568,874   $223,762     $478,228      $ 97,386   $290,525
 Accident and
 health insurance     62,407        437,118      33,770      18,774      160,097     34,202       96,743        14,017     87,222
 Annuity              70,649      3,360,614         --           31       79,245    267,473      243,387        14,575    111,366
 Property and
 liability
 insurance               --          27,855      24,189         --        50,109      5,550       36,933           --      19,033
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $589,517     $5,948,735    $207,111     $70,577     $858,325   $530,987     $855,291      $125,978   $508,146
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1995:
 Life insurance     $430,829     $2,009,154    $151,864     $41,212     $540,353   $203,487     $454,299      $ 80,896   $266,090
 Accident and
 health insurance     55,888        400,950      34,847      14,567      153,505     33,358       93,482        11,448     83,345
 Annuity              53,015      3,401,760         --           33       74,899    272,499      260,854        12,596     86,716
 Property and
 liability
 insurance               --          30,117      23,783         --        49,216      5,703       33,563           --      18,090
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $539,732     $5,841,981    $210,494     $55,812     $817,973   $515,047     $842,198      $104,940   $454,241
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1994:
 Life insurance     $510,117     $1,867,170    $133,221     $47,099     $505,300   $192,141     $443,233      $ 59,351   $245,791
 Accident and
 health insurance     46,506        352,955      36,529      17,142      136,619     30,119       93,359        12,401     75,380
 Annuity              92,664      3,263,042         --           12       60,479    258,196      238,301        14,725     79,498
 Property and
 liability
 insurance               --          32,807      21,865         --        47,735      5,645       33,829           --      18,717
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $649,287     $5,515,974    $191,615     $64,253     $750,133   $486,101     $808,722      $ 86,477   $419,386
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========

                    FOR THE YEARS ENDED DECEMBER 31,
                    --------------------------------
                                 PREMIUMS
SEGMENT                         WRITTEN(4)
-------                         ----------
                               (IN THOUSANDS)
1996:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and
 liability
 insurance                        50,515
                                 -------
                                 $50,515
                                 =======
1995:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and
 liability
 insurance                        51,133
                                 -------
                                 $51,133
                                 =======
1994:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and
 liability
 insurance                        47,073
                                 -------
                                 $47,073
                                 =======

-----

(1) Includes policy and contract account balances

(2) Includes unearned policy and contract fees

(3) Includes policy and contract fees

(4) Applies only to property and liability insurance

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                SCHEDULE IV

                                  REINSURANCE

           FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                            PERCENTAGE
                                        CEDED TO     ASSUMED                OF AMOUNT
                                          OTHER    FROM OTHER      NET      ASSUMED TO
                          GROSS AMOUNT  COMPANIES   COMPANIES     AMOUNT       NET
                          ------------ ----------- ----------- ------------ ----------
                                                 (IN THOUSANDS)
1996:
 Life insurance in force  $116,445,975 $15,164,764 $22,957,287 $124,238,498    18.5%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    347,056 $    45,988 $    63,044 $    364,112    17.3%
   Accident and health
    insurance                  174,219      15,511       1,389      160,097     0.9%
   Annuity                      38,041          --          --       38,041      --
   Property and liability
    insurance                   55,782       5,729          56       50,109     0.1%
                          ------------ ----------- ----------- ------------
     Total premiums       $    615,098 $    67,228 $    64,489 $    612,359    10.5%
                          ============ =========== =========== ============
1995:
 Life insurance in force  $106,228,277 $15,620,303 $24,289,241 $114,897,215    21.1%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    342,433 $    44,778 $    62,169 $    359,824    17.3%
   Accident and health
    insurance                  163,412      12,296       2,389      153,505     1.6%
   Annuity                      41,225          --          --       41,225      --
   Property and liability
    insurance                   53,771       4,789         234       49,216     0.5%
                          ------------ ----------- ----------- ------------
     Total premiums       $    600,841 $    61,863 $    64,792 $    603,770    10.7%
                          ============ =========== =========== ============
1994:
 Life insurance in force  $ 99,220,067 $13,570,369 $23,520,616 $109,170,314    21.5%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    322,799 $    38,088 $    59,064 $    343,775    17.2%
   Accident and health
    insurance                  145,333      10,007       1,293      136,619     0.9%
   Annuity                      33,889          --          --       33,889      --
   Property and liability
    insurance                   56,045       8,892         582       47,735     1.2%
                          ------------ ----------- ----------- ------------
     Total premiums       $    558,066 $    56,987 $    60,939 $    562,018    10.8%
                          ============ =========== =========== ============

                                    PART C

                               OTHER INFORMATION

                       Minnesota Mutual Variable Fund D

                 Cross Reference Sheet to Other Information


Form N-4

Item Number

   24.         Financial Statements and Exhibits

   25.         Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.         Number of Contract Owners

   28.         Indemnification

   29.         Principal Underwriters

   30.         Location of Accounts and Records

   31.         Management Services

   32.         Undertakings

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


    (a) Audited Financial Statements of Minnesota Mutual Variable Fund D and The Minnesota Mutual Life Insurance Company for the period ended December 31, 1996, are included in Part B of this filing and consist of the following:

         1. Independent Auditors' Report - Minnesota Mutual Variable Fund D

         2. Statements of Assets and Liabilities - Minnesota Mutual Variable Fund D

         3. Statements of Operations - Minnesota Mutual Variable Fund D

         4. Statements of Changes in Net Assets - Minnesota Mutual Variable
            Fund D

         5. Notes to Financial Statements - Minnesota Mutual Variable Fund D

         6. Independent Auditors' Report - The Minnesota Mutual Life Insurance Company

         7. Balance Sheets - The Minnesota Mutual Life Insurance Company

         8. Statements of Operations and Policyowners' Surplus - The Minnesota Mutual Life Insurance Company

         9. Statements of Cash Flows - The Minnesota Mutual Life Insurance
            Company

        10. Notes to Financial Statements - The Minnesota Mutual Life Insurance Company

        11. Summary of Investments-Other than Investments in Related Parties - The Minnesota Mutual Life Insurance Company

        12. Supplementary Insurance Information - The Minnesota Mutual Life Insurance Company

        13. Reinsurance - The Minnesota Mutual Life Insurance Company

        14. Short-term Borrowings - The Minnesota Mutual Life Insurance Company

    (b) Exhibits

         1. The Resolution of The Minnesota Mutual Life Insurance Company's Board of Trustees establishing Minnesota Mutual Variable Fund D.

         2. Not applicable.

         3. Distribution Agreement dated July 10, 1990.

         4. (a) The specimen copy of the Individual Accumulation Annuity Contract, form number 16105 Rev. 3-70

            (b) The specimen copy of the Group Deposit Administration contract, form 16107 Rev. 3-70

            (c) The specimen copy of the Group Accumulation Annuity Contract, form number 17097 Rev. 3-70

            (d) The specimen copy of the Certificate of Participation, form number 17167 Rev. 4-70

            (e) H.R. 10 Agreement, form number 83-9057

            (f) IRA Agreement, form number 83-9058 Rev. 3-1997

            (g) Tax-Sheltered Annuity Amendment, form number 88-9213

            (h) Endorsement 90-9242, to be used with Individual Accumulation
                Annuity Contract

            (i) Endorsement 90-9241, to be used with Group Accumulation Annuity
                Contract and Group Deposit Administration Contract

         5. Application, form number 84-9075 Rev. 6-90

         6. (a) The Charter of The Minnesota Mutual Life Insurance Company

            (b) The Bylaws of The Minnesota Mutual Life Insurance Company

         7. Not applicable.

         8. The Agreement and Plan of Reorganization

         9. Opinion and Consent of Donald F. Gruber, Esq.

        10. (a) Consent of KPMG Peat Marwick LLP.

            (b) The Minnesota Mutual Life Insurance Company Board of Trustees'
                Power of Attorney to Sign Registration Statement, previously filed as this exhibit to Registrant's Form N-4, Post-Effective Amendment Number 47, File Number 2-29624 is hereby incorporated by reference.

        11. Not applicable.

        12. Not applicable.

        13. (a) Growth Sub-Account Performance Calculations.

            (b) Bond Sub-Account Performance Calculations.

            (c) Money Market Sub-Account Performance Calculations.

            (d) Asset Allocation Sub-Account Performance Calculations.

            (e) Mortgage Securities Sub-Account Performance Calculations.

            (f) Index 500 Sub-Account Performance Calculations.

            (g) Small Company Sub-Account Performance Calculations.

        14. (a) Financial Data Schedule - MIMLIC Growth Sub-Account.

            (b) Financial Data Schedule - MIMLIC Bond Sub-Account.

            (c) Financial Data Schedule - MIMLIC Money Market Sub-Account.

            (d) Financial Data Schedule - MIMLIC Asset Allocation Sub-Account.

            (e) Financial Data Schedule - MIMLIC Mortgage Sub-Account.

            (f) Financial Data Schedule - MIMLIC Index 500 Sub-Account.

            (g) Financial Data Schedule - MIMLIC Small Company Sub-Account.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal          Positions and Offices        Positions and Offices
 Business Address           with Insurance Company           with Registrant
------------------          ----------------------       ---------------------

Giulio Agostini             Trustee                      None
3M
3M Center - Executive
 220-14W-08
St. Paul, MN 55144-1000

Anthony L. Andersen         Trustee                      None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114

John F. Bruder              Senior Vice President        None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell           Vice President               None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Paul H. Gooding             Vice President and           None
The Minnesota Mutual Life   Treasurer
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

John F. Grundhofer          Trustee                      None
First Bank System, Inc.
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302

Harold V. Haverty           Trustee                      None
Deluxe Corporation
401 Woodduck Lane
North Oaks, MN 55127

Robert E. Hunstad           Executive Vice President     None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson            Senior Vice President        None
The Minnesota Mutual Life   and Actuary
 Insurance Company
400 Robert Street North
St. Paul, MN 55101


David S. Kidwell, Ph.D.     Trustee                      None
The Curtis L. Carlson
 School of Management
University of Minnesota
271 19th Avenue South
Minneapolis, MN 55455

Reatha C. King, Ph.D.       Trustee                      None
General Mills Foundation
P. O. Box 1113
Minneapolis, MN 55440

Richard D. Lee              Vice President               None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Joel W. Mahle               Vice President               None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky         Senior Vice President,       None
The Minnesota Mutual Life   General Counsel and
 Insurance Company          Secretary
400 Robert Street North
St. Paul, MN 55101

Thomas E. Rohricht          Trustee                      None
Doherty, Rumble & Butler
 Professional Association
2800 Minnesota World
 Trade Center
30 East Seventh Street
St. Paul, MN 55101-4999

Terry Tinson Saario, Ph.D.  Trustee                      None
3141 Dean Court #1202
Minneapolis, MN 55416

Robert L. Senkler           Chairman, President and      None
The Minnesota Mutual Life   Chief Executive Officer
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon          Trustee                      None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102

Gregory S. Strong           Vice President and           None
The Minnesota Mutual Life   Actuary
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Terrence M. Sullivan        Senior Vice President        None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake            Senior Vice President        None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Frederick T. Weyerhaeuser   Trustee                      None
Clearwater Investment
 Trust
332 Minnesota Street
Suite W-2090
St. Paul, MN 55101-1308


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Wholly-owned subsidiaries of The Minnesota Mutual Life Insurance Company:

        MIMLIC Asset Management Company
        The Ministers Life Insurance Company
        MIMLIC Corporation
        Minnesota Fire and Casualty Company
        Northstar Life Insurance Company (New York)
        Robert Street Energy, Inc.

Open-end registered investment company offering shares solely to separate accounts of The Minnesota Mutual Life Insurance Company and Northstar Life Insurance Company:

        Advantus Series Fund, Inc.

Wholly-owned subsidiaries of MIMLIC Asset Management Company:

        MIMLIC Sales Corporation
        Advantus Capital Management, Inc.

Wholly-owned subsidiaries of MIMLIC Corporation:

        DataPlan Securities, Inc. (Ohio)
        MIMLIC Imperial Corporation
        MIMLIC Funding, Inc.
        MIMLIC Venture Corporation
        Personal Finance Company (Delaware)
        Wedgewood Valley Golf, Inc.
        Ministers Life Resources, Inc.
        Enterprise Holding Corporation
        HomePlus Insurance Agency, Inc.
        MCM Funding 1997-1, Inc.

Wholly-owned subsidiaries of Enterprise Holding Corporation:

        Oakleaf Service Corporation
        Lafayette Litho, Inc.
        Financial Ink Corporation
        Concepts in Marketing Research Corporation
        Concepts in Marketing Services Corporation

Wholly-owned subsidiary of Minnesota Fire and Casualty Company:

        HomePlus Insurance Company

Majority-owned subsidiaries of MIMLIC Imperial Corporation:

        J. H. Shoemaker Advisory Corporation (Tennessee)
        Consolidated Capital Advisors, Inc. (Tennessee)

Majority-owned subsidiary of MIMLIC Sales Corporation:

        MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

        C.R.I. Securities, Inc.


Majority-owned subsidiaries of The Minnesota Mutual Life Insurance Company:

        MIMLIC Life Insurance Company (Arizona)
        MIMLIC Cash Fund, Inc.
        Advantus Cornerstone Fund, Inc.
        Advantus Enterprise Fund, Inc.
        Advantus International Balanced Fund, Inc.
        Advantus Venture Fund, Inc.
        Advantus Index 500 Fund, Inc.

Less than majority-owned, but greater than 25% owned, subsidiaries of The Minnesota Mutual Life Insurance Company:

        Advantus Horizon Fund, Inc.
        Advantus Money Market Fund, Inc.

Less than 25% owned subsidiaries of The Minnesota Mutual Life Insurance
Company:

        Advantus Spectrum Fund, Inc.
        Advantus Mortgage Securities Fund, Inc.
        Advantus Bond Fund, Inc.

        Unless indicated otherwise, parenthetically, each of the above corporations is a Minnesota corporation.


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of December 31, 1996, the number of holders of securities of the Registrant were as follows:



                                                 Number of Record
                  Title of Class                      Holders
                  --------------                 ----------------

           Variable Annuity Contracts                  4,757

ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute, found at Minnesota Statutes 300.083, as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or; (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of The Minnesota Mutual Life Insurance Company and Minnesota Mutual Variable Fund D pursuant to the foregoing provisions, or otherwise, The Minnesota Mutual Life Insurance Company and Minnesota Mutual Variable Fund D have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by The Minnesota Mutual Life Insurance Company and Minnesota Mutual Variable Fund D of expenses incurred or paid by a director, officer or controlling person of The Minnesota Mutual Life Insurance Company and Minnesota Mutual Variable Fund D in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, The Minnesota Mutual Life Insurance Company and Minnesota Mutual Variable Fund D will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) The principal underwriter is MIMLIC Sales Corporation. MIMLIC Sales Corporation is also the principal underwriter for eleven mutual funds (Advantus Horizon Fund, Inc., Advantus Spectrum Fund, Inc., Advantus Money Market Fund, Inc., Advantus Mortgage Securities Fund, Inc., Advantus Bond Fund, Inc., Advantus Cornerstone Fund, Inc., Advantus Enterprise Fund, Inc., Advantus International Balanced Fund, Inc., Advantus Venture Fund, Inc., Advantus Index 500 Fund, Inc., and MIMLIC Cash Fund, Inc.) and for four additional registered separate accounts of The Minnesota Mutual Life Insurance Company, all of which offer annuity contracts and life insurance policies on a variable basis.

    (b) Directors and officers of the Underwriter.

                             DIRECTORS AND OFFICERS

Name and Principal           Positions and Offices      Positions and Offices
 Business Address               with Underwriter           with Depositor
------------------           ---------------------      ---------------------
Robert E. Hunstad            Chairman of the Board      Executive Vice President
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly           President, Chief           Director, Broker-Dealer
400 Robert Street North       Executive Officer and
St. Paul, Minnesota 55101     Director


Margaret Milosevich          Vice President, Chief      Manager
400 Robert Street North       Operations Officer and
St. Paul, Minnesota 55101     Treasurer


Dennis E. Prohofsky          Secretary and Director     Senior Vice President,
400 Robert Street North                                  General Counsel and
St. Paul, Minnesota 55101                                Secretary



Thomas L. Clark              Assistant Treasurer        Compliance Analyst
400 Robert Street North
St. Paul, Minnesota 55101

Margaret A. Berg             Assistant Secretary        Manager
400 Robert Street North
St. Paul, Minnesota 55101


    (c) All commission and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

  Name of     Net Underwriting   Compensation on
 Principal     Discounts and      Redemption or     Brokerage       Other
Underwriter     Commissions       Annuitization    Commissions   Compensation
-----------   ----------------   ----------------  -----------   ------------

MIMLIC Sales
 Corporation      $109,175*


*Note: Amounts paid by Minnesota Mutual for payment to the underwriter for 1995 includes payments made by it on behalf of the underwriter as a ministerial service pursuant to the principles described in Release No. 34-8389 (September 13, 1968).


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of The Minnesota Mutual Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

    (a) The Undertaking made as Item 37(b) to Registrant's Form N-3, File Number 2-29624, Post-Effective Amendment Number 36, is hereby incorporated by reference.

    (b) The Undertaking made as Item 37(c) to Registrant's Form N-3, File Number 2-29624, Post-Effective Amendment Number 36, is hereby incorporated by reference.

    (c) The undertaking made as Item 37(d) to Registrant's Form N-3, File Number 2-29624, Post-Effective Amendment Number 36, is hereby incorporated by reference.

    (d) The Minnesota Mutual Life Insurance Company hereby represents that, as to the variable annuity policies which are the subject of this Registration Statement, File No. 2-29624, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Mutual Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Minnesota Mutual Variable Fund D certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 23rd day of April, 1997.


                         MINNESOTA MUTUAL VARIABLE FUND D
                                    (Registrant)


                     By: THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
                                     (Depositor)


                     By _______________________________________________
                                      Robert L. Senkler
                        Chairman, President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, The Minnesota Mutual Life Insurance Company, has duly caused this amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 23rd day of April, 1997.


                      THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY


                      By _______________________________________________
                                      Robert L. Senkler
                         Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


      Signature                    Title                        Date
      ---------                    -----                        ----

*                          Chairman,
------------------------   President and
Robert L. Senkler          Chief Executive
                           Officer

*                          Trustee
------------------------
Giulio Agostini

*                          Trustee
------------------------
Anthony L. Andersen

*                          Trustee
------------------------
John F. Grundhofer

*                          Trustee
------------------------
Harold V. Haverty

*                          Trustee
------------------------
David S. Kidwell, Ph.D.

*                          Trustee
------------------------
Reatha C. King, Ph.D.

*                          Trustee
------------------------
Thomas E. Rohricht

*                          Trustee
------------------------
Terry N. Saario, Ph.D.

*                          Trustee
------------------------
Michael E. Shannon

*                          Trustee
------------------------
Frederick T. Weyerhaeuser

------------------------   Vice President                April 23, 1997
Paul H. Gooding            and Treasurer
                           (chief financial officer)

------------------------   Vice President                April 23, 1997
Gregory S. Strong          (chief accounting officer)

------------------------   Attorney-in-Fact              April 23, 1997
*By Dennis E. Prohofsky

* Pursuant to power of attorney dated February 12, 1996, previously filed as Exhibit 10(b) to this Registration Statement.

                                 EXHIBIT INDEX

Exhibit Number           Description of Exhibit
--------------           ----------------------
 1.                      The Resolution of the Minnesota Mutual Life Insurance
                         Company's Board of Trustees establishing Minnesota
                         Mutual Variable Fund D

 3.                      Distribution Agreement dated July 10, 1990

 4.  (a)                 The specimen copy of the Individual Accumulation
                         Annuity Contract, form number 16105 Rev. 3-70

     (b) The specimen copy of the Group Deposit Administration contract, form 16107 Rev. 3-70

     (c) The specimen copy of the Group Accumulation Annuity Contract, form number 17097 Rev. 3-70

     (d) The specimen copy of the Certificate of Participation, form number 17167 Rev. 4-70

     (e)                 H.R. 10 Agreement, form number 83-9057

     (f)                 IRA Agreement, form number 83-9058 Rev. 3-1997

     (g)                 Tax-Sheltered Annuity Amendment, form number 88-9213

     (h) Endorsement 90-9242, to be used with Individual Accumulation Annuity Contract

     (i) Endorsement 90-9241, to be used with Group Accumulation Annuity Contract and Group Deposit Administration Contract

 5.                     Application, form number 84-9075 Rev. 6-90

 6.  (a)                The Charter of The Minnesota Mutual Life Insurance
                        Company

     (b)                The Bylaws of The Minnesota Mutual Life Insurance
                        Company

 8.                     The Agreement and Plan of Reorganization

 9.                     Opinion and Consent of Donald F. Gruber, Esq.

10.  (a)                Consent of KPMG Peat Marwick LLP.

13.  (a)                Growth Sub-Account Performance Calculations

     (b)                Bond Sub-Account Performance Calculations

     (c)                Money Market Sub-Account Performance Calculations

     (d)                Asset Allocation Sub-Account Performance Calculations

     (e)                Mortgage Securities Sub-Account Performance Calculations

     (f)                Index 500 Sub-Account Performance Calculations

     (g)                Small Company Sub-Account Performance Calculations

14.  (a)                Financial Data Schedule - MIMLIC Growth Sub-Account

     (b)                Financial Data Schedule - MIMLIC Bond Sub-Account

     (c)                Financial Data Schedule - MIMLIC Money Market
                        Sub-Account

     (d)                Financial Data Schedule - MIMLIC Asset Allocation
                        Sub-Account

     (e)                Financial Data Schedule - MIMLIC Mortgage Sub-Account

     (f)                Financial Data Schedule - MIMLIC Index 500 Sub-Account

     (g)                Financial Data Schedule - MIMLIC Small Company
                        Sub-Account